UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09477

Voya Variable Insurance Trust

(Exact name of registrant as specified in charter)

7337 East Doubletree Ranch Road, Suite 100, Scottsdale, AZ	85258
(Address of principal executive offices)	(Zip code)

The Corporation Trust Company, 1209 Orange Street, Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end: December 31

Date of reporting period: January 1, 2026 to June 30, 2026

Item 1. Reports to Stockholders.

(a)	The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1):

TABLE OF CONTENTS

VY® BrandywineGLOBAL- Bond Portfolio Portfolio - VGSBX

Portfolio: VGSBX

VY® BrandywineGLOBAL- Bond Portfolio

Semi-Annual Shareholder Report

                   June 30, 2026

This semi-annual shareholder report contains important information about VY® BrandywineGLOBAL- Bond Portfolio for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Portfolio	$27	0.55%

Fund Statistics

  Total Net Assets$222,291,402
  # of Portfolio Holdings88
  Portfolio Turnover Rate165%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Table Summary
United States Treasury Notes, 4.125%, 05/31/31	28.2%
United States Treasury Notes, 4.250%, 08/15/35	5.4%
United States Treasury Inflation Indexed Bonds, 2.375%, 02/15/56	4.8%
Federal Home Loan Banks, 4.250%, 09/11/26	3.6%
Ginnie Mae, 6.000%, 01/20/56	2.5%
Federal Home Loan Banks, 3.625%, 09/04/26	2.3%
United States Treasury Bonds, 4.750%, 05/15/55	2.1%
United States Treasury Floating Rate Notes, 3.875%, 01/31/28	2.1%
Ginnie Mae, 5.500%, 07/20/55	2.1%
Ginnie Mae, 6.000%, 11/20/53	1.9%

Investment Type Allocation

U.S. Treasury Obligations
43.4%
U.S. Government Agency Obligations
27.0%
Collateralized Mortgage Obligations
10.7%
Corporate Bonds/Notes
7.4%
Asset-Backed Securities
6.4%
Commercial Mortgage-Backed Securities
2.7%
Assets in Excess of Other Liabilities
2.4%
0%
10%
20%
30%
40%
50%

Table Summary
Value	Value
Assets in Excess of Other Liabilities	2.4%
Commercial Mortgage-Backed Securities	2.7%
Asset-Backed Securities	6.4%
Corporate Bonds/Notes	7.4%
Collateralized Mortgage Obligations	10.7%
U.S. Government Agency Obligations	27.0%
U.S. Treasury Obligations	43.4%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Portfolio: VGSBX

VY® BrandywineGLOBAL- Bond Portfolio

92913J309-SAR

(b)	Not applicable.

Item 2. Code of Ethics.

Not required for semi-annual filing.

Item 3. Audit Committee Financial Expert.

Not required for semi-annual filing.

Item 4. Principal Accountant Fees and Services.

Not required for semi-annual filing.

Item 5. Audit Committee of Listed Registrants.

Not required for semi-annual filing.

Item 6. Investments.

(a)	Schedule is included as part of the report to shareholders filed under Item 7 of this Form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

The semi-annual financial statements, the Financial Highlights, and the Items 8-11 are attached herewith.

Semi-Annual Financial Statements and Other Information

June 30, 2026

Voya Investors Trust

■	Voya Inflation Protected Bond Plus Portfolio Classes ADV and I

Voya Variable Insurance Trust

■	VY® BrandywineGLOBAL – Bond Portfolio

This report is submitted for general information to shareholders of the Voya mutual funds. It is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus which includes details regarding the funds’ investment objectives, risks, charges, expenses and other information. This information should be read carefully.

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You will be notified by e-mail when these communications become available on the internet.

PROXY VOTING INFORMATION

A description of the policies and procedures that the Portfolios use to determine how to vote proxies related to portfolio securities is available: (1) without charge, upon request, by calling Shareholder Services toll-free at (800) 992-0180; and (2) on the U.S. Securities and Exchange Commission’s (“SEC’s”) website at www.sec.gov. Information regarding how the Portfolios voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Portfolios’ website at https://individuals.voya.com and on the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Portfolios file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form NPORT-P. The Portfolios’ Forms NPORT-P are available on the SEC’s website at www.sec.gov. Each Portfolio’s complete schedule of portfolio holdings is available at: https://individuals.voya.com/product/variable-portfolio/ prospectuses-reports and without charge upon request from the Portfolio by calling Shareholder Services toll-free at (800) 992-0180.

STATEMENTS OF ASSETS AND LIABILITIES as of June 30, 2026 (Unaudited)

	Voya Inflation Protected Bond Plus Portfolio	VY® Brandywine GLOBAL — Bond Portfolio
ASSETS:
Investments in securities at fair value+*	$137,817,698	$217,057,709
Short-term investments at fair value†	7,011,220	4,124,566
Cash	186,448	—
Cash collateral for futures contracts	667,154	—
Cash pledged as collateral for OTC derivatives (Note 2)	240,000	—
Receivables:
Fund shares sold	909,841	17,687
Dividends	2,280	13,027
Interest	771,884	1,316,192
Variation margin on futures contracts	94,646	—
Prepaid expenses	1,845	2,044
Reimbursement due from Investment Adviser	5,832	—
Other assets	18,283	6,590
Total assets	147,727,131	222,537,815

LIABILITIES:
Income distribution payable	668,773	—
Payable for investment securities purchased	1,185,252	—
Payable for fund shares redeemed	37,860	115,298
Payable upon receipt of securities loaned	19,491	—
Unrealized depreciation on OTC swap agreements	832,627	—
Payable for investment management fees	65,628	91,362
Payable for distribution and shareholder service fees	13,351	—
Payable to trustees under the deferred compensation plan (Note 6)	18,283	6,590
Payable for trustee fees	352	570
Payable for shareholder notification costs (Note 6)	67,683	—
Other accrued expenses and liabilities	63,888	32,593
Total liabilities	2,973,188	246,413
NET ASSETS	$144,753,943	$222,291,402

NET ASSETS WERE COMPRISED OF:
Paid-in capital	$231,369,388	$247,691,651
Total distributable loss	(86,615,445)	(25,400,249)
NET ASSETS	$144,753,943	$222,291,402

+	Including securities loaned at value	$18,841	$—
*	Cost of investments in securities	$138,449,766	$217,290,328
†	Cost of short-term investments	$7,011,315	$4,124,566

See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES as of June 30, 2026 (Unaudited) (continued)

	Voya Inflation Protected Bond Plus Portfolio	VY® Brandywine GLOBAL — Bond Portfolio
Class ADV
Net assets	$27,040,595	n/a
Shares authorized	unlimited	n/a
Par value	$0.001	n/a
Shares outstanding	3,072,529	n/a
Net asset value and redemption price per share	$8.80	n/a
Class I
Net assets	$117,713,348	n/a
Shares authorized	unlimited	n/a
Par value	$0.001	n/a
Shares outstanding	12,768,778	n/a
Net asset value and redemption price per share	$9.22	n/a
Portfolio(1)
Net assets	n/a	$222,291,402
Shares authorized	n/a	unlimited
Par value	n/a	$0.001
Shares outstanding	n/a	23,304,762
Net asset value and redemption price per share	n/a	$9.54

(1)	Portfolio does not have a share class designation.

See Accompanying Notes to Financial Statements

STATEMENTS OF OPERATIONS for the six months ended June 30, 2026 (Unaudited)

	Voya Inflation Protected Bond Plus Portfolio	VY® Brandywine GLOBAL — Bond Portfolio
INVESTMENT INCOME:
Dividends	$27,704	$180,902
Interest	4,517,376 (1)	5,030,007
Securities lending income, net	1,430	—
Other	585	695
Total investment income	4,547,095	5,211,604
EXPENSES:
Investment management fees	490,264	565,741
Distribution and shareholder service fees
Class ADV	84,844	—
Class S(2)	49,855	—
Transfer agent fees		227
Class ADV	3,440	—
Class I	13,412	—
Class S(2)	5,395	—
Shareholder reporting expense	3,151	1,984
Professional fees	23,403	32,217
Custody and accounting expense	36,392	11,899
Shareholder notification costs (Note 6)	50,000	—
Trustee fees	1,760	2,852
Miscellaneous expense	9,504	9,029
Interest expense	—	582
Total expenses	771,420	624,531
Waived and reimbursed fees	(100,339)	—
Net expenses	671,081	624,531
Net investment income	3,876,014	4,587,073
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	403,406	(1,690,790)
Futures	1,035,648	(184,094)
Swaps	(390,121)	—
Net realized gain (loss)	1,048,933	(1,874,884)
Net change in unrealized appreciation (depreciation) on:
Investments	(1,639,398)	21,920
Futures	(196,958)	46,765
Swaps	(17,599)	—
Net change in unrealized appreciation (depreciation)	(1,853,955)	68,685
Net realized and unrealized loss	(805,022)	(1,806,199)
Increase in net assets resulting from operations	$3,070,992	$2,780,874

(1)  Includes net inflationary and deflationary adjustments. See Note 2 of the Notes to Financial Statements.

(2)  Class S of Voya Inflation Protected Bond Plus Portfolio was fully redeemed on close of business March 23, 2026.

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	Voya Inflation Protected Bond Plus Portfolio		VY® BrandywineGLOBAL — Bond Portfolio
	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025
FROM OPERATIONS:
Net investment income	$3,876,014	$9,020,801	$4,587,073	$9,533,319
Net realized gain (loss)	1,048,933	(1,835,417)	(1,874,884)	402,910
Net change in unrealized appreciation (depreciation)	(1,853,955)	7,002,320	68,685	3,731,610
Increase in net assets resulting from operations	3,070,992	14,187,704	2,780,874	13,667,839
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):	—	—	—	(9,051,847)
Class ADV	(631,604)	(1,258,565)	—	—
Class I	(2,789,222)	(3,724,682)	—	—
Class S(1)	(518,603)	(3,945,094)	—	—
Total distributions	(3,939,429)	(8,928,341)	—	(9,051,847)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	35,090,707	46,514,137	26,209,096	66,249,743
Reinvestment of distributions	3,939,429	8,928,341	—	9,051,847
	39,030,136	55,442,478	26,209,096	75,301,590
Cost of shares redeemed	(111,671,899)	(46,344,274)	(38,603,302)	(61,848,556)
Net increase (decrease) in net assets
resulting from capital share transactions	(72,641,763)	9,098,204	(12,394,206)	13,453,034
Net increase (decrease) in net assets	(73,510,200)	14,357,567	(9,613,332)	18,069,026
NET ASSETS:
Beginning of year or period	218,264,143	203,906,576	231,904,734	213,835,708
End of year or period	$144,753,943	$218,264,143	$222,291,402	$231,904,734

(1)  Class S of Voya Inflation Protected Bond Plus Portfolio was fully redeemed on close of business March 23, 2026.

See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations				Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/ additions 2)(3)(4)	Expenses net of fee waivers and/or recoupments if any (2)(3)(4)	Expenses net of all reductions/ additions 2)(3)(4)	Net investment income (loss) (2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Inflation Protected Bond Plus Portfolio
Class ADV
06-30-26+	8.86	0.18	•	(0.04)	0.14	0.20	—	—	0.20	—	8.80	1.58	1.30	1.20	1.20	3.98	27,041	21
12-31-25	8.65	0.35	•	0.22	0.57	0.36	—	—	0.36	—	8.86	6.64	1.29	1.19	1.19	3.94	29,750	80
12-31-24	8.82	0.30	•	(0.17)	0.13	0.30	—	—	0.30	—	8.65	1.46	1.29	1.23	1.23	3.42	31,885	279
12-31-23	8.76	0.27	•	0.06	0.33	0.27	—	—	0.27	—	8.82	3.83	1.27	1.22	1.22	3.09	38,745	297
12-31-22	10.51	0.35	•	(1.73)	(1.38)	0.32	—	0.05	0.37	—	8.76	(13.34)	1.23	1.18	1.18	3.70	43,212	231
12-31-21	10.28	0.22	•	0.24	0.46	0.23	—	—	0.23	—	10.51	4.54	1.22	1.18	1.18	2.14	56,857	156
Class I
06-30-26+	9.27	0.21	•	(0.03)	0.18	0.23	—	—	0.23	—	9.22	1.91	0.70	0.60	0.60	4.64	117,713	21
12-31-25	9.03	0.42	•	0.23	0.65	0.41	—	—	0.41	—	9.27	7.30	0.69	0.59	0.59	4.53	98,598	80
12-31-24	9.19	0.36	•	(0.17)	0.19	0.35	—	—	0.35	—	9.03	2.09	0.69	0.63	0.63	3.92	73,236	279
12-31-23	9.13	0.34	•	0.05	0.39	0.33	—	—	0.33	—	9.19	4.30	0.67	0.62	0.62	3.70	69,071	297
12-31-22	10.94	0.42	•	(1.79)	(1.37)	0.39	—	0.05	0.44	—	9.13	(12.74)	0.63	0.58	0.58	4.27	77,275	231
12-31-21	10.68	0.30	•	0.25	0.55	0.29	—	—	0.29	—	10.94	5.25	0.62	0.58	0.58	2.75	94,962	156
VY® BrandywineGLOBAL- Bond Portfolio

06-30-26+	9.42	0.19	••	(0.07)	0.12	—	—	—	—	—	9.54	1.27	0.55	0.55	0.55	4.05	222,291	165
12-31-25	9.24	0.40	•	0.15	0.55	0.37	—	—	0.37	—	9.42	6.14	0.55	0.55	0.55	4.24	231,905	194
12-31-24	9.59	0.39	•	(0.32)	0.07	0.42	—	—	0.42	—	9.24	0.81	0.58	0.58	0.58	4.14	213,836	127
12-31-23	9.29	0.38	•	0.13	0.51	0.21	—	—	0.21	—	9.59	5.53	0.55	0.55	0.55	4.01	228,471	126
12-31-22	11.22	0.16	•	(1.45)	(1.29)	0.11	0.53	—	0.64	—	9.29	(11.89)	0.55	0.56	0.56	1.60	266,314	184
12-31-21	12.03	0.10	•	0.04	0.14	0.19	0.76	—	0.95	—	11.22	1.15	0.54	0.58	0.58	0.84	343,329	57

(1)	Total return is calculated assuming reinvestment of all dividends, capital gain distributions and return of capital distributions, if any, at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.
(2)	Annualized for periods less than one year.
(3)	Ratios reflect operating expenses of a Portfolio. Expenses before reductions/additions do not reflect amounts reimbursed or recouped by the Investment Adviser and/or Distributor or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by a Portfolio during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the Investment Adviser and/or Distributor or recoupment of previously reimbursed fees by the Investment Adviser, but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions/additions represent the net expenses paid by a Portfolio. Net investment income (loss) is net of all such additions or reductions.
(4)	Ratios do not include fees and expenses charged under the variable annuity contract or variable life insurance policy.
+	Unaudited.
•	Calculated using average number of shares outstanding throughout the year or period.

See Accompanying Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS as of June 30, 2026 (Unaudited)

NOTE 1 — ORGANIZATION

Voya Investors Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and was organized as a Massachusetts business trust on August 3, 1988. Voya Investors Trust currently consists of nineteen active separate investment series. The one series included in this report is: Voya Inflation Protected Bond Plus Portfolio (“Inflation Protected Bond Plus”), a diversified series of Voya Investors Trust.

Voya Variable Insurance Trust is registered under the 1940 Act as an open-end management investment company and was organized as a Delaware statutory trust on July 15, 1999. Voya Variable Insurance Trust consists of one active investment series which is included in this report: VY® BrandywineGLOBAL — Bond Portfolio (“Bond Portfolio”), a diversified series of Voya Variable Insurance Trust.

Voya Investors Trust and Voya Variable Insurance Trust are collectively referred to as the “Trusts.” Inflation Protected Bond Plus and Bond Portfolio are each, a “Portfolio” and together, the “Portfolios.” The investment objective of the Portfolios is described in each Portfolio’s Prospectus.

The classes of shares included in this report for Inflation Protected Bond Plus are: Adviser (“Class ADV”) and Institutional (“Class I”). With the exception of class specific matters, each class has equal voting rights as to voting privileges. For class specific proposals, only the applicable class would have voting privileges. The classes differ principally in the applicable distribution and shareholder service fees, as well as differences in the amount of waiver of fees and reimbursement of expenses, if any. Generally, shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders are allocated the common expenses of a portfolio and earn income and realized gains/losses from a portfolio pro rata based on the daily ending net assets of each class, without distinction between share classes. Expenses that are specific to a portfolio or a class are charged directly to that portfolio or class. Other operating expenses shared by several portfolios are generally allocated among those portfolios based on average net assets. Distributions are determined separately for each class based on income and expenses allocated to each class. Realized gain distributions are allocated to each class pro rata based on the shares outstanding of each class on the date of distribution. Differences in per share dividend rates generally result from differences in separate class expenses, including distribution and shareholder service fees, if any, as well as differences in the amount of waiver of fees and reimbursement of expenses between the separate classes, if any. Bond Portfolio does not have a share class designation.

Voya Investments, LLC (“Voya Investments” or the “Investment Adviser”), an Arizona limited liability company, serves as the Investment Adviser to the Portfolios. Voya Investments Distributor, LLC (“VID” or the “Distributor”), a Delaware limited liability company, serves as the principal underwriter to the Portfolios.

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES

The Portfolios are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Board Codification Topic 946 Financial Services - Investment Companies.

The following significant accounting policies are consistently followed by the Portfolios in the preparation of their financial statements. Each Portfolio is considered an investment company under U.S. generally accepted accounting principles (“GAAP”) and follows the accounting and reporting guidance applicable to investment companies.

A. Security Valuation. Each Portfolio is open for business every day the New York Stock Exchange (“NYSE”) opens for regular trading (each such day, a “Business Day”). The net asset value (“NAV”) per share for each class of each Portfolio is determined each Business Day as of the close of the regular trading session (“Market Close”), as determined by the Consolidated Tape Association (“CTA”), the central distributor of transaction prices for exchange-traded securities (normally 4:00 p.m. Eastern Time unless otherwise designated by the CTA). The NAV per share of each class of each Portfolio is calculated by taking the value of the Portfolio’s assets attributable to that class, subtracting the Portfolio’s liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding. On days when a Portfolio is closed for business, Portfolio shares will not be priced and a Portfolio does not transact purchase and redemption orders. To the extent a Portfolio’s assets are traded in other markets on days when a Portfolio does not price its shares, the value of a Portfolio’s assets will likely change and you will not be able to purchase or redeem shares of a Portfolio.

Portfolio securities for which market quotations are readily available are valued at market value. Investments in open-end registered investment companies that do not trade on an exchange are valued at the end of day NAV per share. The prospectuses of the open-end registered investment companies in which each Portfolio may invest explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing. Foreign securities’ prices are converted into U.S. dollar amounts using the applicable exchange rates as of Market Close.

When a market quotation for a portfolio security is not readily available or is deemed unreliable (for example when

NOTES TO FINANCIAL STATEMENTS as of June 30, 2026 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

trading has been halted or there are unexpected market closures or other material events that would suggest that the market quotation is unreliable) and for purposes of determining the value of other Portfolio assets, the asset is priced at its fair value. The Board has designated the Investment Adviser, as the valuation designee, to make fair value determinations in good faith. In determining the fair value of each Portfolio’s assets, the Investment Adviser, pursuant to its fair valuation policy, may consider inputs from pricing service providers, broker-dealers, or each Portfolio’s sub-adviser(s). Issuer specific events, transaction price, position size, nature and duration of restrictions on disposition of the security, market trends, bid/ask quotes of brokers and other market data may be reviewed in the course of making a good faith determination of an asset’s fair value. Because trading hours for certain foreign securities end before Market Close, closing market quotations may become unreliable. The prices of foreign securities will generally be adjusted based on inputs from an independent pricing service that are intended to reflect valuation changes through the NYSE close. Because of the inherent uncertainties of fair valuation, the values used to determine each Portfolio’s NAV may materially differ from the value received upon actual sale of those investments. Thus, fair valuation may have an unintended dilutive or accretive effect on the value of shareholders’ investments in each Portfolio.

The Portfolios’ financial instruments are valued at the close of the NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 — quoted prices (unadjusted) in active markets for identical financial instruments that the portfolio can access at the reporting date.

Level 2 — inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads).

Level 3 — unobservable inputs (including the portfolio’s own assumptions in determining fair value).

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

A table summarizing each Portfolio’s investments under these levels of classification is included within each Portfolio of Investments.

Each investment asset or liability of the Portfolios is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as “Level 1,” inputs other than quoted prices for an asset or liability that are observable are classified as “Level 2” and significant unobservable inputs, including the sub-advisers’ or Pricing Committee’s judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as “Level 3.” The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Short-term securities of sufficient credit quality are generally considered to be Level 2 securities under applicable accounting rules. A table summarizing each Portfolio’s investments under these levels of classification is included within the Portfolio of Investments.

GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. A reconciliation of Level 3 investments within the Portfolio of Investments is presented only when a Portfolio has a significant amount of Level 3 investments.

B. Securities Transactions and Revenue Recognition.

Securities transactions are accounted for on the trade date. Realized gains and losses are reported on the basis of identified cost of securities sold. Interest income, adjusted for the accretion of discounts and amortization of premiums (if applicable), is recorded on an accrual basis. Dividend

NOTES TO FINANCIAL STATEMENTS as of June 30, 2026 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

income is recorded on the ex-dividend date, or for certain foreign securities, when the information becomes available to the Portfolios. Premium amortization and discount accretion are determined by the effective yield method.

C. Foreign Currency Translation. The books and records of the Portfolios are maintained in U.S. dollars. Any foreign currency amounts are translated into U.S. dollars on the following basis:

(1)	Market value of investment securities, other assets and liabilities — at the exchange rates prevailing at Market Close.

(2)	Purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets and the market values are presented at the foreign exchange rates at Market Close, the Portfolios do not isolate the portion of their results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses from investments. For securities, which are subject to foreign withholding tax upon disposition, liabilities are recorded on the Statements of Assets and Liabilities for the estimated tax withholding based on the securities’ current market value. Upon disposition, realized gains or losses on such securities are recorded net of foreign withholding tax.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding tax reclaims recorded on the Portfolios’ books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities, resulting from changes in the exchange rate. Foreign security and currency transactions may involve certain considerations and risks not typically associated with investing in U.S. companies and U.S. government securities. These risks include, but are not limited to, revaluation of currencies and future adverse political and economic developments which could cause securities and their markets to be less liquid, and prices more volatile than those of comparable U.S. companies and U.S. government securities. The foregoing risks are even greater with respect to securities of issuers in emerging markets.

D. Distributions to Shareholders. Net investment income dividends and net capital gain distributions, if any, for Bond Portfolio are declared and paid annually. For Inflation Protected Bond Plus, dividends from net investment income, if any, are declared and paid monthly and distributions of net capital gains, if any, are declared and paid annually. The Portfolios may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. The characteristics of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP for investment companies.

E. Federal Income Taxes. It is the policy of each Portfolio to comply with the requirements of subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized capital gains to its shareholders. Therefore, a U.S. federal income tax or excise tax provision is not required. Management has considered the sustainability of the Portfolios’ tax positions taken on U.S. federal income tax returns for all open tax years in making this determination. No capital gain distributions shall be made until the capital loss carryforwards have been fully utilized.

The Portfolios may utilize equalization accounting for tax purposes, whereby a portion of redemption payments are treated as distributions of income or gain.

F. Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

G. Risk Exposures and the Use of Derivative Instruments. The Portfolios’ investment strategies permit the Portfolios to enter into various types of derivatives contracts, including, but not limited to, futures contracts, forward foreign currency exchange contracts, credit default swaps, interest rate swaps, total return swaps, and purchased and written options. In doing so, a Portfolio will employ strategies in differing combinations to permit it to increase or decrease the level of risk, or change the level or types of exposure to risk factors. This may allow a Portfolio to pursue its objectives more quickly and efficiently than if it were to make direct purchases or sales of securities capable of affecting a similar response to market or credit factors.

In pursuit of its investment objectives, a Portfolio may seek to increase or decrease its exposure to the following market or credit risk factors:

NOTES TO FINANCIAL STATEMENTS as of June 30, 2026 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

Credit Risk. The price of a bond or other debt instrument is likely to fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In certain cases, the issuer could be late in paying interest or principal, or could fail to pay its financial obligations altogether.

Equity Risk. Stock prices may be volatile or have reduced liquidity in response to real or perceived impacts of factors including, but not limited to, economic conditions, changes in market interest rates, and political events. Stock markets tend to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. Additionally, legislative, regulatory or tax policies or developments in these areas may adversely impact the investment techniques available to a manager, add to costs and impair the ability of a Portfolio to achieve its investment objectives.

Foreign Exchange Rate Risk. To the extent that a Portfolio invests directly in foreign (non-U.S.) currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those foreign (non-U.S.) currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged by a Portfolio through foreign currency exchange transactions.

Currency rates may fluctuate significantly over short periods of time. Currency rates may be affected by changes in market interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, by the imposition of currency controls, or other political or economic developments in the United States or abroad.

Interest Rate Risk. A rise in market interest rates generally results in a fall in the value of bonds and other debt instruments; conversely, values generally rise as market interest rates fall. Interest rate risk is generally greater for debt instruments than floating-rate instruments. The higher the credit quality of the instrument, and the longer its maturity or duration, the more sensitive it is to changes in market interest rates. Duration is a measure of sensitivity of the price of a debt instrument to a change in interest rate. The U.S. Federal Reserve Board recently lowered interest rates following a period of consistent rate increases. Declining market interest rates increase the likelihood that debt instruments will be pre-paid. Rising market interest rates have unpredictable effects on the markets and may expose debt and related markets to heightened volatility. To the extent that a mutual fund invests in debt instruments, an increase in market interest rates may lead to increased redemptions and increased portfolio turnover, which could reduce liquidity for certain investments, adversely affect values, and increase costs. Increased redemptions may cause a mutual fund to liquidate portfolio positions when it may not be advantageous to do so and may lower returns. If dealer capacity in debt markets is insufficient for market conditions, it may further inhibit liquidity and increase volatility in debt markets. Fiscal, economic, monetary, or other governmental policies or measures have in the past, and may in the future, cause or exacerbate risks associated with interest rates, including changes in interest rates. Negative or very low interest rates could magnify the risks associated with changes in interest rates. In general, changing interest rates, including rates that fall below zero, could have unpredictable effects on markets and may expose debt and related markets to heightened volatility. Changes to monetary policy by the U.S. Federal Reserve Board or other regulatory actions could expose debt and related markets to heightened volatility, interest rate sensitivity, and reduced liquidity, which may impact operations and return potential.

Risks of Investing in Derivatives. A Portfolio’s use of derivatives can result in losses due to unanticipated changes in the market or credit risk factors and the overall market. In instances where a Portfolio is using derivatives to decrease, or hedge, exposures to market or credit risk factors for securities held by a Portfolio, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions.

Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in market interest rates and liquidity and volatility risk. The amounts required to purchase certain derivatives may be small relative to the magnitude of exposure assumed by a Portfolio. Therefore, the purchase of certain derivatives may have an economic leveraging effect on a Portfolio and exaggerate any increase or decrease in the NAV. Derivatives may not perform as expected, so a Portfolio may not realize the intended benefits. When used for hedging purposes, the change in value of a derivative may not correlate as expected with the currency, security or other risk being hedged. When used as an alternative or substitute for direct cash investments, the return provided by the derivative may not provide the same return as direct cash investment. In addition, given their complexity, derivatives expose a Portfolio to the risk of improper valuation.

NOTES TO FINANCIAL STATEMENTS as of June 30, 2026 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

Generally, derivatives are sophisticated financial instruments whose performance is derived, at least in part, from the performance of an underlying asset or assets. Derivatives include, among other things, swap agreements, options, forwards and futures. Investments in derivatives are generally negotiated over-the-counter (“OTC”) with a single counterparty and as a result are subject to credit risks related to the counterparty’s ability or willingness to perform its obligations; any deterioration in the counterparty’s creditworthiness could adversely affect the value of the derivative. In addition, derivatives and their underlying securities may experience periods of illiquidity which could cause a Portfolio to hold a security it might otherwise sell, or to sell a security it otherwise might hold at inopportune times or at an unanticipated price. A manager might imperfectly judge the direction of the market. For instance, if a derivative is used as a hedge to offset investment risk in another security, the hedge might not correlate to the market’s movements and may have unexpected or undesired results such as a loss or a reduction in gains.

Counterparty Credit Risk and Credit Related Contingent Features. Certain derivative positions are subject to counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to a Portfolio. Each Portfolio’s derivative counterparties are financial institutions who are subject to market conditions that may weaken their financial position. A Portfolio intends to enter into financial transactions with counterparties that it believes to be creditworthy at the time of the transaction. To reduce this risk, a Portfolio has entered into master netting arrangements, established within each Portfolio’s International Swaps and Derivatives Association, Inc. (“ISDA”) Master Agreements (“Master Agreements”). These Master Agreements are with select counterparties and they govern transactions, including certain OTC derivative and forward foreign currency contracts, entered into by a Portfolio and the counterparty. The Master Agreements maintain provisions for general obligations, representations, agreements, collateral, and events of default or termination. The occurrence of a specified event of termination may give a counterparty the right to terminate all of its contracts and affect settlement of all outstanding transactions under the applicable Master Agreement.

A Portfolio may also enter into collateral agreements with certain counterparties to further mitigate counterparty credit risk on OTC derivative and forward foreign currency contracts. Subject to established minimum levels, collateral is generally determined based on the net aggregate unrealized gain or loss on contracts with a certain counterparty. Collateral pledged to or from a Portfolio is held in a segregated account by a third-party agent and can be in the form of cash or debt securities issued by the U.S. government or related agencies.

At June 30, 2026, Inflation Protected Bond Plus did not receive any cash collateral for its open OTC derivative transactions.

Each Portfolio has credit related contingent features that if triggered would allow its derivative counterparties to close out and demand payment or additional collateral to cover their exposure from a Portfolio. Credit related contingent features are established between a Portfolio and its derivatives counterparties to reduce the risk that a Portfolio will not fulfill its payment obligations to its counterparties. These triggering features include, but are not limited to, a percentage decrease in a Portfolio’s net assets and/or a percentage decrease in a Portfolio’s NAV, which could cause a Portfolio to accelerate payment of any net liability owed to the counterparty. The contingent features are established within each Portfolio’s Master Agreements.

At June 30, 2026, Inflation Protected Bond Plus had a liability position of $832,627 on OTC total return swaps with credit related contingent features. If a contingent feature would have been triggered as of June 30, 2026, the Portfolio could have been required to pay this amount in cash to its counterparties. At June 30, 2026, Inflation Protected Bond Plus pledged $240,000 in cash collateral for its open OTC derivative transactions.

H. Forward Foreign Currency Contracts. A Portfolio may enter into forward foreign currency contracts primarily to hedge against foreign currency exchange rate risk on its non-U.S. dollar denominated investment securities. When entering into a forward foreign currency contract, a Portfolio agrees to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed future date. These contracts are valued daily and a Portfolio’s net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the reporting date, is included in the Statements of Assets and Liabilities. Realized and unrealized gains and losses are included in the Statements of Operations. These instruments involve market and/or credit risk in excess of the amount recognized in the Statements of Assets and Liabilities. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movement in currency and securities values and interest rates.

There were no open forward foreign currency contracts at June 30, 2026.

NOTES TO FINANCIAL STATEMENTS as of June 30, 2026 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

I. Futures Contracts. Each Portfolio may enter into futures contracts involving foreign currency, interest rates, securities and security indices. A futures contract is a commitment to buy or sell a specific amount of a financial instrument at a negotiated price on a stipulated future date. Each Portfolio may buy and sell futures contracts. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when a Portfolio’s assets are valued.

Upon entering into a futures contract, a Portfolio is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by a Portfolio each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses and included within Cash collateral for futures contracts on the Statement of Assets and Liabilities. Open futures contracts are reported on a table within the Portfolio of Investments. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are footnoted in the Portfolio of Investments. Cash collateral held by the broker to cover initial margin requirements on open futures contracts are noted in the Statements of Assets and Liabilities. The net change in unrealized appreciation and depreciation is reported in the Statements of Operations. Realized gains (losses) are reported in the Statements of Operations at the closing or expiration of futures contracts.

Futures contracts are exposed to the market risk factor of the underlying financial instrument. Additional associated risks of entering into futures contracts include the possibility that there may be an illiquid market where a Portfolio is unable to liquidate the contract or enter into an offsetting position and, if used for hedging purposes, the risk that the price of the contract will correlate imperfectly with the prices of a Portfolio’s securities. With futures, there is minimal counterparty credit risk to a Portfolio since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. During the period ended June 30, 2026, Inflation Protected Bond Plus and Bond Portfolio had purchased and sold futures contracts on various bonds and notes as part of their duration strategy. During the period ended June 30, 2026, the following Portfolios had average quarterly notional values on futures contracts purchased and sold as disclosed below:

	Purchased	Sold
Inflation Protected Bond Plus	$1,527,476	$58,951,763
Bond Portfolio	30,823,922	—

Please refer to the tables within Portfolio of Investments for open futures contracts for Inflation Protected Bond Plus and Bond Portfolio at June 30, 2026.

J. Options Contracts. The Portfolios may purchase put and call options and may write (sell) put options and covered call options. The Portfolios may engage in option transactions as a hedge against adverse movements in the value of portfolio holdings or to increase market exposure. Option contracts are valued daily and unrealized gains or losses are recorded based upon the last sales price on the principal exchange on which the options are traded. An amount equal to the premium received by the Portfolios upon the writing of a put or call option is included in the Statements of Assets and Liabilities as a liability which is subsequently marked-to-market until it is exercised or closed, or it expires. The Portfolios will realize a gain or loss upon the expiration or closing of the option contract. When an option is exercised, the proceeds on sales of the underlying security for a written call option, the purchase cost of the security for a written put option, or the cost of the security for a purchased put or call option is adjusted by the amount of premium received or paid. Realized and unrealized gains or losses on option contracts are reflected in the accompanying financial statements. The risk in writing a covered call option is that a Portfolio gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that a Portfolio may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that a Portfolio pays a premium whether or not the option is exercised. Risks may also arise from an illiquid secondary market or from the inability of counterparties to meet the terms of the contract.

There were no open option contracts at June 30, 2026.

K. Swap Agreements. The Portfolios may enter into swap agreements. A swap is an agreement between two parties pursuant to which each party agrees to make one or more payments to the other at specified future intervals based on the return of an asset (such as a stock, bond or currency) or non-asset reference (such as an interest rate or index). Swap agreements are privately negotiated in the OTC market and may be executed in a multilateral or other trade facility platform, such as a registered commodities exchange (“centrally cleared swaps”).

The swap agreement will specify the “notional” amount of the asset or non-asset reference to which the contract relates. Subsequent changes in market value, if any, are calculated based upon changes in the performance of the asset or non-asset reference multiplied by the notional

NOTES TO FINANCIAL STATEMENTS as of June 30, 2026 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

value of the contract. The Portfolios may enter into credit default, interest rate, total return and currency swaps to manage its exposure to credit, currency and interest rate risk. All outstanding swap agreements are reported within the Portfolio of Investments.

Swaps are marked to market daily using quotations primarily from third party pricing services, counterparties or brokers. The value of the swap contract is recorded on the Statements of Assets and Liabilities. During the term of the swap, changes in the value of the swap, if any, are recorded as unrealized gains or losses on the Statements of Operations. Upfront payments paid or received by a Portfolio when entering into the agreements are reported on the Statements of Assets and Liabilities and as a component of the changes in unrealized gains or losses on the Statements of Operations. These upfront payments represent the amounts paid or received when initially entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and the prevailing market conditions. The upfront payments are included as a component in the realized gains or losses on the Statements of Operations upon termination or maturity of the swap. A Portfolio also records net periodic payments paid or received on the swap contract as a realized gain or loss on the Statements of Operations.

In a centrally cleared swap, immediately following execution of the swap agreement, the swap agreement is novated to a central counterparty (the “CCP”) and a Portfolio’s counterparty on the swap agreement becomes the CCP. A Portfolio is required to interface with the CCP through a broker. Upon entering into a centrally cleared swap, a Portfolio is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are footnoted as pledged on the Portfolio of Investments and cash deposited is recorded on the Statements of Assets and Liabilities as cash pledged for centrally cleared swaps. The daily change in valuation of centrally cleared swaps is recorded as a receivable or payable for variation margin in the Statements of Assets and Liabilities. Payments received from (paid to) the counterparty, including at termination, are recorded as realized gain (loss) on the Statements of Operations.

Entering into swap agreements involves the risk that the maximum potential loss of an investment exceeds the current value of the investment as reported on the Statements of Assets and Liabilities. Other risks involve the possibility that the counterparty to the agreements may default on its obligation to perform, that there will be no liquid market for these investments and that unfavorable changes in the market will have a negative impact on the value of the index or securities underlying the respective swap agreement.

Credit Default Swap Contracts. A credit default swap is a bilateral agreement between counterparties in which the buyer of the protection agrees to make a stream of periodic payments to the seller of protection in exchange for the right to receive a specified return in the event of a default or other credit event for a referenced entity, obligation or index. As a seller of protection on credit default swaps, a Portfolio will generally receive from the buyer a fixed payment stream based on the notional amount of the swap contract. This fixed payment stream will continue until the swap contract expires or a defined credit event occurs.

A Portfolio is subject to credit risk in the normal course of pursuing its investment objectives. As a seller of protection in a credit default swap, a Portfolio may execute these contracts to manage its exposure to the market or certain sectors of the market. Certain Portfolios may also enter into credit default swaps to speculate on changes in an issuer’s credit quality, to take advantage of perceived spread advantages, or to offset an existing short equivalent (i.e. buying protection on an equivalent reference entity).

Certain Portfolios may sell credit default swaps which expose these Portfolios to the risk of loss from credit risk-related events specified in the contract. Although contract specific, credit events are generally defined as bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default or repudiation/moratorium. If a Portfolio is a seller of protection, and a credit event occurs, as defined under the terms of that particular swap agreement, a Portfolio will generally either (i) pay to the buyer an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations, or underlying securities comprising a referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising a referenced index. If a Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a

NOTES TO FINANCIAL STATEMENTS as of June 30, 2026 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues are disclosed in each Portfolio’s Portfolio of Investments and serve as an indicator of the current status of the payment/ performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/ selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swaps on asset-backed securities or credit indices, the quoted market prices and resulting fair values serve as the indicator of the current status of the payment/ performance risk. Wider credit spreads and increasing fair values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum amount of future payments (undiscounted) that a Portfolio as seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreements, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Portfolio for the same referenced entity or entities.

During the period ended June 30, 2026, Inflation Protected Bond Plus sold credit protection on credit default swap indices (“CDX”) with an average quarterly notional amount of $730,000 to gain additional exposure to the various sectors of the credit market. A CDX is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole.

There were no open credit default swaps to sell protection at June 30, 2026.

Interest Rate Swap Contracts. An interest rate swap involves the agreement between counterparties to exchange periodic payments based on interest rates. One payment will be based on a floating rate of a specified interest rate while the other will be a fixed rate. Risks involve the future fluctuations of interest rates in which a Portfolio may make payments that are greater than what a Portfolio received from the counterparty. Other risks include credit, liquidity and market risk.

The Portfolios enter into interest rate swaps to adjust interest rate and yield curve exposures and to substitute for physical fixed-income securities. For the period ended June 30, 2026, there were no interest rate swaps entered into by Inflation Protected Bond Plus.

Inflation-linked Swap Contracts. In an inflation-linked swap, one party pays a fixed interest rate on a notional amount while the other party pays a floating rate linked to an inflation index on that same notional amount. The party paying the floating rate pays the inflation adjusted rate multiplied by the notional amount.

For the period ended June 30, 2026, Inflation Protected Bond Plus had entered into inflation-linked swaps in which it pays a fixed interest rate and receives a floating rate linked to an inflation index (“short inflation-linked swap”). Average quarterly notional amount on short inflation linked-bonds was $81,500,000.

Inflation Protected Bond Plus used inflation-linked swaps as part of their inflation strategy. There were no open inflation-linked swaps at June 30, 2026.

Total Return Swap Agreements. Total return swaps are entered into to gain or mitigate exposure to the underlying reference asset. Total return swap agreements involve commitments where single or multiple cash flows are exchanged based on the price of an underlying reference asset and on a fixed or variable interest rate. Total return swap agreements may involve commitments to pay interest in exchange for a market-linked return. One counterparty pays out the total return of a specific underlying reference asset, which may include a single security, a basket of securities, or an index, and in return receives a fixed or variable rate. At the maturity date, a net cash flow is exchanged where the total return is equivalent to the return of the underlying reference asset less a financing rate, if any. As a receiver, a Portfolio would receive payments based on any net positive total return and would owe payments in the event of a net negative total return. As the payer, a Portfolio would owe payments on any net positive total return, and would receive payments in the event of a net negative total return. A Portfolio’s use of a total return swap exposes the Portfolio to credit loss in the event of nonperformance by the swap counterparty. Risk may also arise from the unanticipated movements in value of exchange rates, interest rates, securities, or the index.

For the period ended June 30, 2026, Inflation Protected Bond Plus had an average quarterly notional amount of $139,466,667 on receiver total return swaps. Please refer to the tables within the Portfolio of Investments for open total returns swaps at June 30, 2026.

NOTES TO FINANCIAL STATEMENTS as of June 30, 2026 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

L. Inflation-Indexed Bonds. Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. If the index measuring inflation rises or falls, the principal value of inflation-indexed bonds will be adjusted upward or downward, and consequently the interest payable on these securities (calculated with respect to a larger or smaller principal amount) will be increased or reduced, respectively. Any upward or downward adjustment in the principal amount of an inflation-indexed bond will be included in interest income in the Statement of Operations, even though investors do not receive their principal until maturity. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of US Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

M. Securities Lending. Each Portfolio may temporarily loan up to 33⅓% of its total assets to brokers, dealers or other financial institutions in exchange for a negotiated lender’s fee. Securities lending involves two primary risks: “investment risk” and “borrower default risk.” When lending securities, the Portfolios will receive cash or U.S. government securities as collateral. Investment risk is the risk that the Portfolios will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Portfolios will lose money due to the failure of a borrower to return a borrowed security. Loans are subject to termination at the option of the borrower or the Portfolios. Securities lending may result in leverage. The use of leverage may exaggerate any increase or decrease in the NAV, causing the Portfolios to be more volatile. The use of leverage may increase expenses and increase the impact of the Portfolios’ other risks.

N. Sales Commitments. Sales commitments involve commitments to sell fixed income securities where the unit price and the estimated principal amount are established upon entering into the contract, with the actual principal amount being within a specified range of the estimate. A  Portfolio will enter into sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of sale commitments are not received until the contractual settlement date. During the time a sale commitment is outstanding, except for delayed delivery transactions, the Portfolio will maintain, in a segregated account, cash or marketable securities in an amount sufficient to meet the purchase price. Unsettled sale commitments are valued at current market value of the underlying securities. If the sale commitment is closed through the acquisition of an offsetting purchase commitment, the Portfolio realizes a gain or loss on the commitment without regard to any unrealized gain or loss on the underlying security. If the Portfolio delivers securities under the commitment, the Portfolio realizes a gain or loss from the sale of the securities, based upon the unit price established at the date the commitment was entered into. There were no open sales commitments held by Inflation Protected Bond Plus at June 30, 2026.

O. Indemnifications. In the normal course of business, the Portfolios may enter into contracts that provide certain indemnifications. The Trusts’ maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolios and, therefore, cannot be estimated; however, based on experience, management considers the risk of loss from such claims remote.

NOTE 3 — INVESTMENT TRANSACTIONS

For the period ended June 30, 2026, the cost of purchases and the proceeds from the sales of securities, excluding U.S. government and short-term securities, were as follows:

	Purchases	Sales
Inflation Protected Bond Plus	$15,449,988	$64,658,384
Bond Portfolio	37,833,332	17,737,639

U.S. government securities not included above were as follows:

	Purchases	Sales
Inflation Protected Bond Plus	$17,573,991	$21,777,810
Bond Portfolio	309,557,352	324,874,919

NOTE 4 — INVESTMENT MANAGEMENT FEES

The Portfolios have entered into investment management agreements (“Management Agreements”) with the Investment Adviser. The Investment Adviser has overall responsibility for the management of the Portfolios. The Investment Adviser oversees all investment management and portfolio management services for the Portfolios and assists in managing and supervising all aspects of the general day-to-day business activities and operations of the Portfolios, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services. Each Management Agreement compensates the Investment Adviser with a management fee, computed daily and payable monthly, based on the average daily net assets of each Portfolio, at the following annual rates:

NOTES TO FINANCIAL STATEMENTS as of June 30, 2026 (Unaudited) (continued)

NOTE 4 — INVESTMENT MANAGEMENT FEES (continued)

Portfolio	Fee
Inflation Protected	0.55% on the first $200 million;
Bond Plus	0.50% on the next $800 million; and 0.40% thereafter
Bond Portfolio	0.50% on the first $750 million; and 0.48% thereafter

The Investment Adviser has entered into sub-advisory agreements with each sub-adviser. These sub-advisers provide investment advice for the Portfolios and are paid by the Investment Adviser based on the average daily net assets of each Portfolio. Subject to such policies as the Board or the Investment Adviser may determine, the sub-advisers manage each Portfolio’s assets in accordance with that Portfolio’s investment objectives, policies, and limitations. The sub-advisers of the Portfolios are as follows (*denotes an affiliated sub-adviser):

Portfolio	Sub-Adviser
Inflation Protected Bond Plus	Voya Investment Management Co. LLC*
Bond Portfolio	Brandywine Global Investment Management, LLC

NOTE 5 — DISTRIBUTION AND SERVICE FEES

Voya Investors Trust has entered into a shareholder service plan (the “Plan”) for the Class S shares of Inflation Protected Bond Plus. The Plan compensates the Distributor for the provision of shareholder services and/or account maintenance services to direct or indirect beneficial owners of Class S shares. Under the Plan, the Portfolio makes payments to the Distributor at an annual rate of 0.25% of the Portfolio’s average daily net assets attributable to Class S shares. Inflation Protected Bond Plus’s Class S shares was fully redeemed on close of business March 23, 2026.

Class ADV shares of Inflation Protected Bond Plus have a shareholder service and distribution plan. The Portfolio pays the Distributor a shareholder service fee of 0.25% and a distribution fee of 0.35% of the Portfolio’s average daily net assets attributable to Class ADV shares.

NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

At June 30, 2026, the following direct or indirect, wholly-owned subsidiaries of Voya Financial, Inc. or affiliated investment companies owned more than 5% of the following Portfolios:

Subsidiary/Affiliated Investment Company	Portfolio	Percentage
Voya Index Solution Income Portfolio	Inflation Protected Bond Plus	9.55%
Voya Institutional Trust Company	Inflation Protected Bond Plus	21.61
Voya Solution 2035 Portfolio	Bond Portfolio	11.62
Voya Solution Balanced Portfolio	Bond Portfolio	5.69
Voya Solution Income Portfolio	Inflation Protected Bond Plus	9.77
	Bond Portfolio	19.40

The Portfolios have adopted a deferred compensation plan (the “DC Plan”), which allows eligible independent trustees, as described in the DC Plan, to defer the receipt of all or a portion of the trustees’ fees that they are entitled to receive from the Portfolios. For purposes of determining the amount owed to the trustee under the DC Plan, the amounts deferred are invested in shares of the funds selected by the trustee (the “Notional Funds”). When the Portfolios purchase shares of the Notional Funds, which are all advised by Voya Investments, in amounts equal to the trustees’ deferred fees, this results in a Portfolio asset equal to the deferred compensation liability. Such assets, if applicable, are included as a component of “Other assets” on the accompanying Statements of Assets and Liabilities. Deferral of trustees’ fees under the DC Plan will not affect net assets of the Portfolios, and will not materially affect a Portfolio’s assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the DC Plan.

The Portfolios may pay per account fees to affiliates of Voya Investments for recordkeeping services provided on certain assets. For the period ended June 30, 2026, the per account fees for affiliated recordkeeping services paid by each Portfolio were as follows:

Portfolio	Amount
Inflation Protected Bond Plus	$22,046

During the period ended June 30, 2026, Inflation Protected Bond Plus incurred $50,000 of shareholder notification costs associated with conversion changes to offering and eligibility structure. The Investment Adviser reimbursed Inflation Protected Bond Plus for these costs.

NOTE 7 — EXPENSE LIMITATION AGREEMENTS

The Investment Adviser has entered into written expense limitation agreements (“Expense Limitation Agreements”) with the below Portfolios, whereby the Investment Adviser has agreed to limit expenses, excluding interest, taxes, investment-related costs, leverage expenses, extraordinary expenses, other expenses not incurred in the ordinary course of business, expenses of any counsel or other persons or services retained by the Portfolio’s Board members who are not “interested persons,” as that term

NOTES TO FINANCIAL STATEMENTS as of June 30, 2026 (Unaudited) (continued)

NOTE 7 — EXPENSE LIMITATION AGREEMENTS (continued)

is defined in the 1940 Act, and acquired fund fees and expenses to the levels listed below:

Portfolio	Maximum Operating Expense Limit (as a percentage of net assets)
Inflation Protected Bond Plus	Class ADV: 1.19%
Class I: 0.59%
Bond Portfolio	0.58%

The Expense Limitation Agreements are contractual through May 1, 2027. Termination or modification of these obligations requires approval by the Board.

NOTE 8 — LINE OF CREDIT

Effective June 8, 2026, the Portfolios, in addition to certain other funds managed by the Investment Adviser, entered into a 364-day unsecured committed revolving line of credit agreement (the “Credit Agreement”) with The Bank of New York Mellon (“BNY”) for an aggregate amount of $300,000,000 through June 7, 2027. The proceeds may be used only to finance temporarily: (1) the purchase or sale of investment securities; or (2) the repurchase or redemption of shares of the Portfolios or certain other funds managed by the Investment Adviser. The funds to which the line of credit is available pay a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount payable quarterly in arrears. Prior to June 8, 2026, the predecessor line of credit was for an aggregate amount of $400,000,000 and the funds to which the line of credit was available paid a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount through June 7, 2026.

Borrowings under the Credit Agreement accrue interest at the federal funds rate plus a specified margin. Repayments generally must be made within 60 days after the date of a revolving credit advance.

The below Portfolios utilized the line of credit during the period ended June 30, 2026:

Portfolio	Days Utilized	Approximate Average Daily Balance For Days Utilized	Approximate Weighted Average Interest Rate For Days Utilized
Bond Portfolio	1	$4,519,000	4.64%

NOTE 9 — CAPITAL SHARES

Transactions in capital shares and dollars were as follows:

	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Shares converted	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Shares converted	Net increase (decrease)
Year or period ended	#	#	#	#	#	#	($)	($)	($)	($)	($)	($)
Inflation Protected Bond Plus
Class ADV
6/30/2026	63,203	—	71,244	(419,838)	—	(285,391)	558,967	—	631,604	(3,730,695)	—	(2,540,124)
12/31/2025	220,804	—	141,601	(692,147)	—	(329,742)	1,947,268	—	1,258,565	(6,135,853)	—	(2,930,020)
Class I
6/30/2026	3,484,187	—	300,477	(1,652,352)	—	2,132,312	32,572,030	—	2,789,222	(15,369,615)	—	19,991,637
12/31/2025	3,814,275	—	400,798	(1,691,074)	—	2,523,999	35,433,945	—	3,724,682	(15,676,373)	—	23,482,254
Class S
6/30/2026(1)	211,206	—	56,007	(10,052,269)	—	(9,785,056)	1,959,710	—	518,603	(92,571,589)	—	(90,093,276)
12/31/2025	1,003,306	—	428,345	(2,677,873)	—	(1,246,222)	9,132,924	—	3,945,094	(24,532,048)	—	(11,454,030)
Bond Portfolio
6/30/2026	2,765,471	—	—	(4,077,369)	—	(1,311,898)	26,209,096	—	—	(38,603,302)	—	(12,394,206)
12/31/2025	7,092,514	—	1,003,531	(6,625,266)	—	1,470,779	66,249,743	—	9,051,847	(61,848,556)	—	13,453,034

(1)  Class S was fully redeemed on close of business March 23, 2026.

NOTE 10 — SECURITIES LENDING

Under an agreement with BNY, the Portfolios can lend its securities to approved brokers, dealers and other financial institutions. Loans are collateralized by cash and U.S. government securities. The collateral must be equal to at least 105% of the market value of non-U.S. securities loaned and 102% of the market value of U.S. securities loaned.

The market value of the loaned securities is determined at Market Close of a Portfolio at their last sale price or official closing price on the principal exchange or system on which they are traded and any additional collateral is delivered to a Portfolio on the next business day. The cash collateral received is invested in approved investments as defined in the Securities Lending Agreement with BNY

NOTES TO FINANCIAL STATEMENTS as of June 30, 2026 (Unaudited) (continued)

NOTE 10 — SECURITIES LENDING (continued)

(the “Agreement”). The Portfolios bear the risk of loss with respect to the investment of collateral with the following exception: BNY provides the Portfolios indemnification from loss with respect to the investment of collateral to the extent the cash collateral is invested in overnight repurchase agreements.

Cash collateral received in connection with securities lending is invested in cash equivalents, money market funds, repurchase agreements with maturities of not more than 99 days that are collateralized with U.S. Government securities, or certain short-term investments that have a remaining maturity of 190 days or less (“Permitted Investments”). Short-term investments include: securities, units, shares or other participations in short-term investment funds, pools or trusts; commercial paper, notes, bonds or other debt obligations, certificates of deposit, time deposits and other bank obligations and asset-backed commercial paper backed by diversified receivables and repurchase-backed programs. Permitted Investments are subject to certain guidelines established by the Adviser regarding liquidity, diversification, credit quality and average credit life/duration requirements. The securities purchased with cash collateral received are reflected in the Portfolio of Investments under Short-Term Investments.

Generally, in the event of counterparty default, a Portfolio has the right to use the collateral to offset losses incurred. The Agreement contains certain guarantees by BNY in the event of counterparty default and/or a borrower’s failure to return a loaned security; however, there would be a potential loss to a Portfolio in the event a Portfolio is delayed or prevented from exercising its right to dispose of the collateral. Engaging in securities lending could have a leveraging effect, which may intensify the credit, market and other risks associated with investing in a portfolio.

The following table represents a summary of each respective Portfolio’s securities lending agreements by counterparty which are subject to offset under the Agreement as of June 30, 2026:

Inflation Protected Bond Plus

Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
BNP Paribas Prime Brokerage Intl Ltd	$18,841	$(18,841)	$—
Total	$18,841	$(18,841)	$—

(1)	Cash collateral with a fair value of $19,491 has been pledged by the counterparty and received in connection with the above securities lending transactions. Excess cash collateral received from the individual counterparty is not shown for financial reporting purposes.

NOTE 11 — FEDERAL INCOME TAXES

The amount of distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from GAAP for investment companies. These book/tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their U.S. federal tax-basis treatment; temporary differences are not reclassified. Key differences include the treatment of foreign currency transactions, futures contracts, paydowns, straddle loss deferrals, swaps and wash sale deferrals.

Dividends paid by the Portfolios from net investment income and distributions of net realized short-term capital gains are, for U.S. federal income tax purposes, taxable as ordinary income to shareholders.

The tax composition of dividends and distributions to shareholders was as follows:

	Year Ended December 31, 2025	Year Ended December 31, 2024
	Ordinary Income	Ordinary Income
Inflation Protected Bond Plus	$8,928,341	$7,673,109
Bond Portfolio	9,051,847	9,403,998

NOTES TO FINANCIAL STATEMENTS as of June 30, 2026 (Unaudited) (continued)

NOTE 11 — FEDERAL INCOME TAXES (continued)

The tax-basis components of distributable earnings and the capital loss carryforwards which may be used to offset future realized capital gains for U.S. federal income tax purposes as of December 31, 2025 were:

	Undistributed Ordinary	Unrealized Appreciation/	Capital Loss Carryforwards		Total Distributable
	Income	(Depreciation)	Amount	Character	Earnings/(Loss)
Inflation Protected Bond Plus	$118,095	$(555,147)	$(12,071,150)	Short-term	$(85,747,008)
			(73,238,806)	Long-term
			$(85,309,956)
Bond Portfolio	9,768,212	(547,300)	(26,642,494)	Short-term	(28,181,123)
			(10,759,541)	Long-term
			$(37,402,035)

The Portfolios’ major tax jurisdictions are U.S. federal, Arizona state, and Massachusetts state (Inflation Protected Bond Plus).

As of June 30, 2026, no provision for income tax is required in the Portfolios’ financial statements as a result of tax positions taken on federal and state income tax returns for open tax years. The Portfolios’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state department of revenue. Generally, the preceding four tax years remain subject to examination by these jurisdictions.

NOTE 12 — MARKET DISRUPTION AND GEOPOLITICAL RISK

A Portfolio is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Due to the increasing interdependence among global economies and markets, conditions in one country, market, or region might adversely impact markets, issuers and/or foreign exchange rates in other countries, including the United States. Wars, terrorism, global health crises and pandemics, trade disputes, tariffs, export controls, industrial policy measures, natural and environmental disasters, disruptions to critical infrastructure, cybersecurity events, sanctions, trade restrictions, and other market, economic, political, or regulatory developments, rapid technological developments (such as artificial intelligence technologies), and other geopolitical events have led, and may continue to lead, to increased market volatility and may have adverse short- or long-term effects on U.S. and global economies and markets, generally. Such events may result in market volatility, exchange suspensions and closures, declines in global financial markets, higher default rates, supply chain disruptions, economic downturns, capital controls or trading restrictions, and other adverse market or economic effects. Pandemics and other disruptions may also create challenges for real estate markets, including lower occupancy rates, decreased lease payments, defaults, and foreclosures, among other consequences. Systemic market dislocations and other changes in non−U.S. and domestic economic, social, and political conditions could adversely affect individual issuers or related groups of issuers, securities markets, interest rates, credit ratings, inflation, investor sentiment, and other factors affecting the value of a Portfolio’s investments. Armed conflicts, military actions, political instability, civil unrest, regime changes, and other geopolitical events in various regions of the world, and may continue to result, in sanctions, market disruptions, declines in regional and global stock markets, unusual volatility in global commodity markets, and disruptions to energy production, transportation, or supply through strategic waterways or other key shipping routes, any of which could adversely affect the value of investments, including beyond direct exposure to issuers in the affected regions. The escalation or expansion of hostilities, including the involvement of additional nations, could introduce further uncertainty and volatility in global energy, commodity, and financial markets. The extent and duration of these conflicts, related sanctions or governmental action in response to these conflicts (such as capital controls or trading restrictions), and resulting market disruptions are impossible to predict but could be substantial. Financial institutions, including U.S. domestic banks and non−U.S. banks, may experience financial difficulties or failures, and there can be no certainty that regulatory or governmental actions taken to limit the effects of those difficulties or failures on other financial institutions or on the U.S. or non−U.S. economies generally will be successful. Any of these occurrences could disrupt the operations of a Portfolio and of a Portfolio’s service providers, counterparties, or other organizations on which it relies. Recent technological

NOTES TO FINANCIAL STATEMENTS as of June 30, 2026 (Unaudited) (continued)

NOTE 12 — MARKET DISRUPTION AND GEOPOLITICAL RISK (continued)

developments in, and the increasingly widespread use of, artificial intelligence, including machine learning technology and generative artificial intelligence (“AI”), may pose risks to a Portfolio. For instance, the economy may be significantly impacted by the advanced development and increased regulation of AI. As AI is used more widely, the profitability and growth of Portfolio holdings may be impacted, which could significantly impact the overall performance of a Portfolio. The legal and regulatory frameworks within which AI operates continue to rapidly evolve, and it is not possible to predict the full extent of current or future risks related thereto.

NOTE 13 — SEGMENT REPORTING

In November 2023, the FASB issued Accounting Standards Update (“ASU”), ASU 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures, which aims to improve reportable segment disclosure requirements, primarily through enhanced disclosures about segment expenses. Adoption of ASU 2023-07, impacts financial statement disclosure only and did not affect a Portfolios’ financial position or operating results.

Topic 280 defines an operating segment as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the chief operating decision maker (“CODM”) to assess performance and make resource allocation decisions. Each Portfolio has one operating segment that derives its income from earnings on its investments. The Product Review Committee (the “Committee”) of the Investment Adviser and its affiliates is deemed to be the CODM. The Committee is comprised of executive leaders and it reviews the operating results of a Portfolio holistically. The CODM considers changes in net assets from operations, expense ratios, total returns and portfolio composition to make resource allocation decisions. Detailed financial information regarding each Portfolio is disclosed within these financial statements with total assets and liabilities disclosed on the Statement of Assets and Liabilities, investments held on the Portfolio of Investments, results of operations on the Statement of Operations and other information about each Portfolio’s performance, including total return, portfolio turnover and expense ratios within the Financial Highlights.

NOTE 14 — OTHER ACCOUNTING PRONOUNCEMENT

The Portfolios have adopted the provisions of Financial Accounting Standards Board Accounting Standards Update 2023-09 (“ASU 2023-09”), Income Taxes (Topic 740): Improvements to Income Tax Disclosures. ASU 2023-09 enhances income tax disclosures, including providing specific categories in rate reconciliation and income taxes paid. Upon evaluation, the adoption of the new accounting standard does not materially impact the financial statement amounts or disclosures.

NOTE 15 — SUBSEQUENT EVENT

Dividends: Subsequent to June 30, 2026, the Portfolios declared dividends from net investment income of:

	Per Share Amount	Payable Date	Record Date
Inflation Protected Bond Plus
Class I	$0.0393	July 31, 2026	July 30, 2026
Class R	$0.0351	July 31, 2026	July 30, 2026
Bond Portfolio	$0.4254	July 15, 2026	July 14, 2026

Fund Conversion: The Board approved changes to the structure of Inflation Protected Bond Plus (the “Conversion”). Following the Conversion on July 17, 2026, Inflation Protected Bond Plus is now offered directly to the public, the eligibility to invest in Inflation Protected Bond Plus was revised, the Portfolio’s name changed to “Voya Inflation Protected Bond Plus Fund”, and Class ADV shares were renamed to Class R. In conjunction with the Conversion, the management fees, expense limits and distribution (as applicable) for Class I and Class R shares were lowered.

The Portfolios have evaluated events occurring after the Statements of Assets and Liabilities date through the date that the financial statements were issued (“subsequent events”), to determine whether any subsequent events necessitated adjustment to or disclosure in the financial statements. Other than the above, no such subsequent events were identified.

Voya Inflation Protected Bond Plus Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2026 (Unaudited)

Principal Amount†		Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: 26.9%
	Automobile Asset-Backed Securities: 0.9%
1,300,000 (1)	American Heritage Auto Receivables Issuer Trust 2025-1A B, 4.770%, 06/16/2031	$1,283,119	0.9

	Home Equity Asset-Backed Securities: 0.2%
300,000 (1)	Unlock HEA Trust 2026-1 A, 5.750%, 06/25/2042	294,951	0.2

	Other Asset-Backed Securities: 23.0%
550,000 (1)	Applebee’s Funding LLC / IHOP Funding LLC 2025-1A A2, 6.720%, 06/07/2055	549,399	0.4
1,078,853 (1)	Aqua Finance Issuer Trust 2025-A A, 5.250%, 12/19/2050	1,081,212	0.7
700,000 (1)(2)	CBAMR LLC 2021-15A BR, 5.245%, (TSFR3M + 1.570%), 01/20/2038	702,073	0.5
500,000 (1)(2)	Cedar Funding VIII Clo Ltd. 2017-8A CRR, 5.530%, (TSFR3M + 1.850%), 01/17/2038	500,795	0.3
1,100,000 (1)(2)	CIFC Funding Ltd. 2022-4A AR, 4.770%, (TSFR3M + 1.090%), 07/16/2035	1,100,807	0.8
1,257,286 (1)	CLI Funding VIII LLC 2021-1A A, 1.640%, 02/18/2046	1,163,080	0.8
1,293,500 (1)	DB Master Finance LLC 2025-1A A2I, 4.891%, 08/20/2055	1,281,317	0.9
1,258,415 (1)	Domino’s Pizza Master Issuer LLC 2021-1A A2II, 3.151%, 04/25/2051	1,155,091	0.8
1,000,000 (1)(2)	Elevation Clo Ltd. 2021-13A C1R, 5.673%, (TSFR3M + 2.000%), 07/15/2034	990,255	0.7
1,000,000 (1)(2)	Fort Greene Park CLO LLC 2025-2A CR, 5.314%, (TSFR3M + 1.650%), 04/22/2034	996,139	0.7
900,000 (1)(2)	HPS Loan Management Ltd. 2025-25A A, 5.097%, (TSFR3M + 1.430%), 07/26/2038	902,394	0.6
1,339,875 (1)	Jersey Mike’s Funding 2025-1A A2, 5.610%, 08/16/2055	1,354,639	0.9
523,364 (1)	JGWPT XXIX LLC 2013-2A A, 4.210%, 03/15/2062	491,793	0.3
350,000 (1)(2)	LCM 36 Ltd. 36A A1R, 4.743%, (TSFR3M + 1.070%), 01/15/2034	350,142	0.2
Principal Amount†		Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
	Other Asset-Backed Securities: (continued)
313,324 (1)	Mosaic Solar Loan Trust 2025-1A A, 6.120%, 08/22/2050	$311,156	0.2
250,000 (1)(2)	Neuberger Berman Loan Advisers Clo 51 Ltd. 2022-51A AR2, 4.666%, (TSFR3M + 1.000%), 10/23/2036	250,179	0.2
1,000,000 (1)(2)	Ocean Trails Clo XI 2021-11A C1R, 5.525%, (TSFR3M + 1.850%), 07/20/2034	983,459	0.7
1,500,000 (1)(2)	Octagon 75 Ltd. 2025-1A A1, 4.864%, (TSFR3M + 1.200%), 01/22/2038	1,501,341	1.0
580,025 (1)(2)	OZLM XV Ltd. 2016-15A A1R3, 4.725%, (TSFR3M + 1.050%), 04/20/2033	580,475	0.4
142,360 (1)	Pagaya AI Debt Grantor Trust 2025-1 B, 5.628%, 07/15/2032	142,503	0.1
1,104,774 (1)	Pagaya AI Debt Grantor Trust 2025-3 A2, 5.365%, 12/15/2032	1,107,026	0.8
1,549,945 (1)	Pagaya AI Debt Trust 2025-4 B, 5.688%, 01/17/2033	1,552,668	1.1
980,782 (1)	Palmetto Issuer LLC 2025-2A A, 5.980%, 04/30/2061	966,280	0.7
1,246,875 (1)	Planet Fitness Master Issuer LLC 2025-1A A2I, 5.274%, 12/06/2055	1,238,285	0.9
525,000 (1)	Progress Residential Trust 2022-SFR7 D, 5.500%, 10/27/2039	520,845	0.4
56,177 (1)	Reach ABS Trust 2025-1A A, 4.960%, 08/16/2032	56,231	0.0
1,313,000 (1)	Reach ABS Trust 2025-2A B, 5.120%, 08/18/2032	1,309,402	0.9
1,737,900 (1)	Sabal Issuer LLC 2026-1A A1, 6.000%, 05/02/2061	1,711,452	1.2
500,000 (1)	SoFi Consumer Loan Program Trust 2025-1 C, 5.420%, 02/27/2034	503,859	0.3
565,000 (1)	Sonic Capital LLC 2020-1A A2I, 3.845%, 01/20/2050	560,724	0.4
500,000 (1)(2)	Sound Point CLO XXIX Ltd. 2021-1A B1R, 5.267%, (TSFR3M + 1.600%), 04/25/2034	500,410	0.3

See Accompanying Notes to Financial Statements

Voya Inflation Protected Bond Plus Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2026 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
	Other Asset-Backed Securities: (continued)
221,178 (1)	Sunrun Bacchus Issuer LLC 2025-1A A2A, 6.410%, 04/30/2060	$221,521	0.2
986,122 (1)	Sunrun Pangea Issuer LLC 2025-2A A1, 6.150%, 01/30/2054	978,018	0.7
1,500,000 (1)	Taco Bell Funding LLC 2025-1A A2I, 4.821%, 08/25/2055	1,484,951	1.0
683,467 (1)	Textainer Marine Containers VII Ltd. 2021-2A A, 2.230%, 04/20/2046	643,946	0.4
251,950 (1)	Textainer Marine Containers VII Ltd. 2024-1A A, 5.250%, 08/20/2049	250,296	0.2
531,045 (1)	Wendy’s Funding LLC 2021-1A A2II, 2.775%, 06/15/2051	470,046	0.3
1,050,000 (1)(2)	Wind River CLO Ltd. 2016-1KRA A2R3, 4.973%, (TSFR3M + 1.300%), 10/15/2034	1,047,088	0.7
1,905,000 (1)	Zaxbys Funding LLC 2021-1A A2, 3.238%, 07/30/2051	1,817,864	1.3
		33,329,161	23.0

	Student Loan Asset-Backed Securities: 2.8%
79,273 (1)	College Ave Student Loans LLC 2021-B A2, 1.760%, 06/25/2052	71,212	0.0
128,708 (1)	Navient Private Education Refi Loan Trust 2021-DA C, 3.480%, 04/15/2060	119,059	0.1
45,486 (1)	Navient Student Loan Trust 2019-BA A2A, 3.390%, 12/15/2059	44,861	0.0
526,302 (1)	Nelnet Student Loan Trust 2025-DA A1A, 4.650%, 08/20/2054	517,914	0.4
165,984 (1)	SMB Private Education Loan Trust 2021-D A1A, 1.340%, 03/17/2053	156,818	0.1
700,000 (1)	SMB Private Education Loan Trust 2023-A B, 5.880%, 01/15/2053	703,310	0.5
206,758 (1)	SMB Private Education Loan Trust 2023-B A1A, 4.990%, 10/16/2056	204,881	0.1
1,405,302 (1)	SMB Private Education Loan Trust 2025-A A1A, 5.130%, 04/15/2054	1,407,156	1.0
Principal Amount†		Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
	Student Loan Asset-Backed Securities: (continued)
979,773 (1)	SoFi Professional Loan Program Trust 2021-B AFX, 1.140%, 02/15/2047	$855,974	0.6
		4,081,185	2.8

	Total Asset-Backed Securities (Cost $39,010,137)	38,988,416	26.9

COMMERCIAL MORTGAGE-BACKED SECURITIES: 19.3%
750,000 (1)(2)	Arbor Realty Commercial Real Estate Notes LLC 2025-FL1 A, 4.993%, (TSFR1M + 1.354%), 01/20/2043	751,735	0.5
90,000 (1)(2)	BAMLL Trust 2024-BHP A, 5.975%, (TSFR1M + 2.350%), 08/15/2039	90,476	0.1
1,313,373 (1)(2)	BAMLL Trust 2025-ASHF A, 5.476%, (TSFR1M + 1.850%), 02/15/2042	1,317,679	0.9
366,000	BANK 2019-BN23 A3, 2.920%, 12/15/2052	343,957	0.2
280,000 (2)	BANK 2022-BNK42 A5, 4.493%, 06/15/2055	271,395	0.2
300,000	Barclays Commercial Mortgage Trust 2019-C3 B, 4.096%, 05/15/2052	278,107	0.2
280,000	Barclays Commercial Mortgage Trust 2019-C4 B, 3.322%, 08/15/2052	246,815	0.2
1,000,000 (1)(2)	BAY Mortgage Trust 2025-LIVN A, 5.425%, (TSFR1M + 1.800%), 05/15/2035	1,001,853	0.7
1,000,000	Benchmark Mortgage Trust 2025-V17 A3, 5.075%, 09/15/2058	1,006,558	0.7
500,000 (1)(2)	BSPDF Issuer LLC 2026-FL4 A, 5.087%, (TSFR1M + 1.450%), 11/18/2043	501,182	0.4
134,547 (1)(2)	BX Commercial Mortgage Trust 2024-MDHS A, 5.267%, (TSFR1M + 1.641%), 05/15/2041	134,902	0.1
1,000,000 (1)(2)	BX Commercial Mortgage Trust 2024-SLCT A, 4.949%, (TSFR1M + 1.323%), 01/15/2042	999,230	0.7
750,000 (1)(2)	BX Trust 2025-DIME A, 4.775%, (TSFR1M + 1.150%), 02/15/2035	748,987	0.5

See Accompanying Notes to Financial Statements

Voya Inflation Protected Bond Plus Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2026 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
600,000 (1)(2)	BX Trust 2025-GW A, 5.225%, (TSFR1M + 1.600%), 07/15/2042	$602,327	0.4
963,955 (1)(2)	BX Trust 2025-ROIC B, 5.019%, (TSFR1M + 1.393%), 03/15/2030	962,726	0.7
1,000,000 (1)(2)	BX Trust 2025-VOLT B, 5.725%, (TSFR1M + 2.100%), 12/15/2044	1,002,955	0.7
1,000,000 (1)(2)	BX Trust 2026-ORBT A, 5.030%, (TSFR1M + 1.400%), 07/15/2043	1,001,250	0.7
500,000	CD Mortgage Trust 2017-CD6 A5, 3.456%, 11/13/2050	493,236	0.3
963,133 (1)(2)	Extended Stay America Trust 2025-ESH A, 4.925%, (TSFR1M + 1.300%), 10/15/2042	966,386	0.7
468,460 (1)(2)	Extended Stay America Trust 2026-ESH2 C, 5.225%, (TSFR1M + 1.600%), 02/15/2043	471,799	0.3
750,000 (1)(2)	FS Rialto Issuer LLC 2025-FL10 A, 5.024%, (TSFR1M + 1.385%), 08/19/2042	751,461	0.5
100,000 (1)(2)	GWT 2024-WLF2 A, 5.317%, (TSFR1M + 1.691%), 05/15/2041	100,362	0.1
1,000,000 (1)(2)	Hawaii Hotel Trust 2025-MAUI A, 5.018%, (TSFR1M + 1.393%), 03/15/2042	1,002,999	0.7
1,000,000 (1)(2)	INTOWN Mortgage Trust 2025-STAY C, 5.875%, (TSFR1M + 2.250%), 03/15/2042	1,001,837	0.7
560,625 (1)(2)	KRE Commercial Mortgage Trust 2025-AIP4 B, 5.225%, (TSFR1M + 1.600%), 03/15/2042	560,686	0.4
1,000,000 (1)(2)	KSL Commercial Mortgage Trust 2025-MH A, 5.219%, (TSFR1M + 1.594%), 12/15/2042	1,004,007	0.7
777,819 (1)(2)	MF1 Ltd. 2021-FL7 A, 4.832%, (TSFR1M + 1.194%), 10/16/2036	778,304	0.5
750,000 (1)(2)	MHP Commercial Mortgage Trust 2025-MHIL2 A, 5.125%, (TSFR1M + 1.500%), 09/15/2040	751,508	0.5
750,000 (1)(2)	PRM5 Trust 2025-PRM5 A, 4.620%, 03/10/2033	743,493	0.5
Principal Amount†		Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
1,000,000 (1)(2)	SCG Commercial Mortgage Trust 2025-DLFN B, 5.125%, (TSFR1M + 1.500%), 03/15/2035	$1,001,859	0.7
1,000,000 (1)(2)	SDAL Trust 2025-DAL A, 6.067%, (TSFR1M + 2.441%), 04/15/2042	1,002,871	0.7
750,000 (1)(2)	SREIT Trust 2021-MFP2 B, 4.911%, (TSFR1M + 1.286%), 11/15/2036	749,861	0.5
750,000 (1)(2)	SWCH Commercial Mortgage Trust 2025-DATA A, 5.068%, (TSFR1M + 1.443%), 02/15/2042	746,306	0.5
650,000	UBS Commercial Mortgage Trust 2017-C4 A4, 3.563%, 10/15/2050	638,740	0.4
700,000	Wells Fargo Commercial Mortgage Trust 2017-C39 A5, 3.418%, 09/15/2050	687,779	0.5
1,000,000	Wells Fargo Commercial Mortgage Trust 2025-5C4 A3, 5.673%, 05/15/2058	1,023,598	0.7
1,000,000 (1)(2)	Wells Fargo Commercial Mortgage Trust 2025-DWHP A, 5.967%, (TSFR1M + 2.341%), 04/15/2038	1,005,600	0.7
1,200,000 (1)(2)	Wells Fargo Commercial Mortgage Trust 2025-VTT B, 5.675%, 03/15/2038	1,198,635	0.8
	Total Commercial Mortgage-Backed Securities (Cost $28,010,495)	27,943,461	19.3

CORPORATE BONDS/NOTES: 17.3%
	Basic Materials: 0.7%
185,000	Celanese US Holdings LLC, 7.350%, 11/15/2028	192,799	0.1
139,000 (1)	Chemours Co., 5.750%, 11/15/2028	139,386	0.1
185,000 (1)	Cleveland-Cliffs, Inc., 6.875%, 11/01/2029	186,751	0.1
65,000 (1)	Glencore Funding LLC, 3.875%, 10/27/2027	64,469	0.1
271,000 (1)	Glencore Funding LLC, 5.371%, 04/04/2029	275,278	0.2
43,000 (1)	Glencore Funding LLC, 6.125%, 10/06/2028	44,231	0.0

See Accompanying Notes to Financial Statements

Voya Inflation Protected Bond Plus Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2026 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Basic Materials: (continued)
63,000 (1)	Glencore Funding LLC, 6.375%, 10/06/2030	$66,427	0.1
		969,341	0.7

	Communications: 1.5%
433,000	AT&T, Inc., 2.250%, 02/01/2032	376,903	0.3
175,000 (1)	CCO Holdings LLC / CCO Holdings Capital Corp., 5.000%, 02/01/2028	172,898	0.1
27,000 (1)	Directv Financing LLC / Directv Financing Co-Obligor, Inc., 5.875%, 08/15/2027	26,977	0.0
185,000 (1)	Match Group Holdings II LLC, 5.000%, 12/15/2027	184,471	0.1
185,000 (1)	McGraw-Hill Education, Inc., 5.750%, 08/01/2028	184,351	0.1
185,000 (1)	Nexstar Media, Inc., 4.750%, 11/01/2028	181,325	0.1
185,000 (1)	Outfront Media Capital LLC / Outfront Media Capital Corp., 4.250%, 01/15/2029	180,241	0.1
141,000 (1)	Sirius XM Radio, Inc., 5.000%, 08/01/2027	140,883	0.1
206,000	T-Mobile USA, Inc., 4.800%, 07/15/2028	206,875	0.1
75,000	Verizon Communications, Inc., 1.750%, 01/20/2031	65,902	0.1
272,000	Verizon Communications, Inc., 2.355%, 03/15/2032	237,763	0.2
214,000	Verizon Communications, Inc., 4.780%, 02/15/2035	207,094	0.2
		2,165,683	1.5

	Consumer, Cyclical: 1.2%
185,000	Advance Auto Parts, Inc., 1.750%, 10/01/2027	177,910	0.1
185,000 (1)	American Airlines, Inc./ AAdvantage Loyalty IP Ltd., 5.750%, 04/20/2029	185,468	0.1
185,000 (1)	Cinemark USA, Inc., 5.250%, 07/15/2028	184,811	0.1
253,000	Lowe’s Cos., Inc., 1.700%, 09/15/2028	238,113	0.2
91,000	Lowe’s Cos., Inc., 1.700%, 10/15/2030	80,526	0.1
185,000	MGM Resorts International, 4.750%, 10/15/2028	183,794	0.1
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Cyclical: (continued)
185,000	Newell Brands, Inc., 6.375%, 09/15/2027	$186,919	0.1
240,000	O’Reilly Automotive, Inc., 3.600%, 09/01/2027	237,699	0.2
185,000 (1)	Tenneco, Inc., 8.000%, 11/17/2028	186,262	0.1
80,000	Toyota Motor Credit Corp., 4.550%, 08/09/2029	79,986	0.1
		1,741,488	1.2

	Consumer, Non-cyclical: 2.2%
185,000 (1)	Acadia Healthcare Co., Inc., 5.500%, 07/01/2028	184,262	0.1
185,000 (1)	Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons L.P. / Albertsons LLC, 3.500%, 03/15/2029	175,845	0.1
110,000	Altria Group, Inc., 4.800%, 02/14/2029	110,433	0.1
160,000	Altria Group, Inc., 6.200%, 11/01/2028	165,557	0.1
175,000 (1)	Avis Budget Car Rental LLC / Avis Budget Finance, Inc., 4.750%, 04/01/2028	172,227	0.1
463,000	BAT International Finance PLC, 4.448%, 03/16/2028	461,955	0.3
84,000	Becton Dickinson & Co., 4.693%, 02/13/2028	84,161	0.1
225,000	CommonSpirit Health, 2.782%, 10/01/2030	207,401	0.2
295,000	CVS Health Corp., 1.750%, 08/21/2030	261,795	0.2
212,000	CVS Health Corp., 5.000%, 01/30/2029	213,955	0.2
185,000 (1)	Darling Ingredients, Inc., 5.250%, 04/15/2027	184,964	0.1
59,000	Global Payments, Inc., 4.950%, 08/15/2027	59,131	0.0
97,000	HCA, Inc., 3.500%, 09/01/2030	92,045	0.1
300,000	HCA, Inc., 5.200%, 06/01/2028	303,036	0.2
139,000	HCA, Inc., 5.450%, 04/01/2031	142,071	0.1
185,000 (1)	Primo Water Holdings, Inc. / Triton Water Holdings, Inc., 4.375%, 04/30/2029	180,701	0.1
185,000 (1)	Williams Scotsman International, Inc., 4.625%, 08/15/2028	183,466	0.1
		3,183,005	2.2

See Accompanying Notes to Financial Statements

Voya Inflation Protected Bond Plus Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2026 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Energy: 2.0%
82,000	APA Corp., 4.250%, 01/15/2030	$80,632	0.1
115,000	Cheniere Energy Partners L.P., 4.000%, 03/01/2031	110,678	0.1
162,000	Cheniere Energy Partners L.P., 5.950%, 06/30/2033	169,209	0.1
24,000	Devon Energy Corp., 5.250%, 10/15/2027	24,002	0.0
503,000	Diamondback Energy, Inc., 3.125%, 03/24/2031	468,003	0.3
243,000	Diamondback Energy, Inc., 3.500%, 12/01/2029	234,415	0.2
37,000	Energy Transfer L.P., 4.950%, 05/15/2028	37,197	0.0
194,000 (1)	EQT Corp., 3.625%, 05/15/2031	181,782	0.1
235,000	EQT Corp., 5.700%, 04/01/2028	239,076	0.2
18,000	EQT Corp., 7.000%, 02/01/2030	19,161	0.0
154,000	Kinder Morgan, Inc., 5.000%, 02/01/2029	155,415	0.1
106,000 (1)	NGPL PipeCo LLC, 3.250%, 07/15/2031	97,616	0.1
239,000	Sabine Pass Liquefaction LLC, 4.200%, 03/15/2028	237,452	0.2
185,000 (1)	SM Energy Co., 6.750%, 08/01/2029	188,480	0.1
60,000	South Bow USA Infrastructure Holdings LLC, 4.911%, 09/01/2027	60,164	0.0
185,000 (1)	Sunoco L.P., 7.000%, 05/01/2029	190,188	0.1
29,000	Targa Resources Partners L.P. / Targa Resources Partners Finance Corp., 4.000%, 01/15/2032	27,513	0.0
153,000	Targa Resources Partners L.P. / Targa Resources Partners Finance Corp., 4.875%, 02/01/2031	152,473	0.1
222,000	Targa Resources Partners L.P. / Targa Resources Partners Finance Corp., 5.000%, 01/15/2028	221,922	0.2
34,000 (1)	Texas Eastern Transmission L.P., 3.500%, 01/15/2028	33,392	0.0
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Energy: (continued)
24,000	Transcontinental Gas Pipe Line Co. LLC, 4.000%, 03/15/2028	$23,761	0.0
		2,952,531	2.0

	Financial: 6.5%
185,000 (1)	Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer, 4.250%, 10/15/2027	182,896	0.1
60,000 (2)	American Express Co., 5.043%, 07/26/2028	60,350	0.0
33,000	American Tower Corp., 2.300%, 09/15/2031	29,124	0.0
219,000	American Tower Corp., 3.800%, 08/15/2029	213,575	0.2
23,000	American Tower Corp., 4.050%, 03/15/2032	22,037	0.0
110,000	American Tower Corp., 5.200%, 02/15/2029	111,458	0.1
18,000	American Tower Corp., 5.800%, 11/15/2028	18,446	0.0
90,000 (2)	Associated Banc-Corp., 6.455%, 08/29/2030	92,647	0.1
214,000 (2)	Bank of America Corp., 3.419%, 12/20/2028	210,453	0.1
97,000 (2)	Bank of America Corp., 3.705%, 04/24/2028	96,356	0.1
239,000 (2)	Bank of America Corp., GMTN, 3.593%, 07/21/2028	236,753	0.2
185,000 (2)	Bank of America Corp., MTN, 2.972%, 02/04/2033	167,032	0.1
36,000 (2)	Citigroup, Inc., 2.520%, 11/03/2032	31,914	0.0
64,000 (2)	Citigroup, Inc., 2.561%, 05/01/2032	57,548	0.0
120,000 (2)	Citigroup, Inc., 3.980%, 03/20/2030	117,700	0.1
29,000	Crown Castle, Inc., 2.100%, 04/01/2031	25,514	0.0
112,000	Crown Castle, Inc., 2.250%, 01/15/2031	99,784	0.1
37,000	Crown Castle, Inc., 2.500%, 07/15/2031	32,885	0.0
91,000	Crown Castle, Inc., 3.650%, 09/01/2027	90,128	0.1
221,000	Equinix, Inc., 2.000%, 05/15/2028	211,045	0.2
100,000	Equinix, Inc., 2.150%, 07/15/2030	90,181	0.1
36,000	Equinix, Inc., 2.500%, 05/15/2031	32,268	0.0
72,000	Equinix, Inc., 3.200%, 11/18/2029	68,586	0.1
234,000	GLP Capital L.P. / GLP Financing II, Inc., 5.300%, 01/15/2029	235,241	0.2

See Accompanying Notes to Financial Statements

Voya Inflation Protected Bond Plus Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2026 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial: (continued)
264,000 (2)	Goldman Sachs Group, Inc., 2.650%, 10/21/2032	$235,021	0.2
170,000 (2)	Goldman Sachs Group, Inc., 4.516%, 01/21/2032	166,826	0.1
65,000 (2)	Goldman Sachs Group, Inc., 4.692%, 10/23/2030	64,706	0.0
225,000 (2)	Goldman Sachs Group, Inc., 5.727%, 04/25/2030	230,626	0.2
91,000 (2)	Goldman Sachs Group, Inc., 6.484%, 10/24/2029	94,408	0.1
185,000 (1)	Iron Mountain, Inc., 4.875%, 09/15/2027	184,758	0.1
397,000 (2)	JPMorgan Chase & Co., 1.953%, 02/04/2032	349,530	0.2
51,000 (2)	JPMorgan Chase & Co., 2.522%, 04/22/2031	47,021	0.0
90,000 (2)	JPMorgan Chase & Co., 4.505%, 10/22/2028	89,989	0.1
115,000 (2)	JPMorgan Chase & Co., 4.979%, 07/22/2028	115,518	0.1
279,000 (2)	JPMorgan Chase & Co., 4.995%, 07/22/2030	280,928	0.2
171,000 (2)	JPMorgan Chase & Co., 5.012%, 01/23/2030	172,179	0.1
164,000 (2)	JPMorgan Chase & Co., 5.571%, 04/22/2028	165,390	0.1
69,000 (2)	JPMorgan Chase & Co., 5.581%, 04/22/2030	70,521	0.1
294,000 (2)	JPMorgan Chase & Co., 6.087%, 10/23/2029	302,987	0.2
341,000 (2)	Morgan Stanley, 2.943%, 01/21/2033	306,701	0.2
75,000 (2)	Morgan Stanley, 4.708%, 03/12/2032	74,091	0.1
233,000 (2)	Morgan Stanley, 5.042%, 07/19/2030	234,658	0.2
70,000 (2)	Morgan Stanley, 5.173%, 01/16/2030	70,639	0.1
266,000 (2)	Morgan Stanley, 5.449%, 07/20/2029	269,549	0.2
197,000 (2)	Morgan Stanley, 5.656%, 04/18/2030	201,269	0.1
9,000 (2)	Morgan Stanley, 5.664%, 04/17/2036	9,244	0.0
60,000 (2)	Morgan Stanley, GMTN, 2.239%, 07/21/2032	52,648	0.0
123,000 (2)	Morgan Stanley, GMTN, 2.699%, 01/22/2031	114,239	0.1
55,000 (2)	Morgan Stanley, MTN, 1.794%, 02/13/2032	47,856	0.0
105,000 (2)	Morgan Stanley, MTN, 1.928%, 04/28/2032	91,314	0.1
52,000 (2)	Morgan Stanley, MTN, 2.511%, 10/20/2032	45,980	0.0
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial: (continued)
120,000 (2)	Morgan Stanley I, 4.133%, 10/18/2029	$118,375	0.1
245,000 (2)	Morgan Stanley I, 4.356%, 10/22/2031	239,600	0.2
185,000	Navient Corp., 5.000%, 03/15/2027	183,656	0.1
185,000	OneMain Finance Corp., 3.875%, 09/15/2028	179,281	0.1
185,000 (1)	Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co-Issuer, 5.875%, 10/01/2028	185,026	0.1
185,000 (1)	PennyMac Financial Services, Inc., 4.250%, 02/15/2029	176,756	0.1
185,000 (1)	PRA Group, Inc., 8.375%, 02/01/2028	187,724	0.1
185,000 (1)	Starwood Property Trust, Inc., 5.875%, 08/15/2029	185,666	0.1
590,000	VICI Properties L.P., 4.750%, 02/15/2028	589,985	0.4
194,000 (1)	VICI Properties L.P. / VICI Note Co., Inc., 3.875%, 02/15/2029	188,526	0.1
180,000 (1)	VICI Properties L.P. / VICI Note Co., Inc., 4.125%, 08/15/2030	172,813	0.1
181,000 (1)	VICI Properties L.P. / VICI Note Co., Inc., 4.625%, 12/01/2029	177,708	0.1
197,000 (2)	Wells Fargo & Co., MTN, 5.574%, 07/25/2029	200,347	0.1
		9,407,980	6.5

	Industrial: 1.2%
13,000	Berry Global, Inc., 5.500%, 04/15/2028	13,202	0.0
85,000 (1)	Cascades, Inc. / Cascades USA, Inc., 5.375%, 01/15/2028	85,082	0.1
185,000 (1)	Clydesdale Acquisition Holdings, Inc., 6.625%, 04/15/2029	184,912	0.1
185,000 (1)	Energizer Holdings, Inc., 4.375%, 03/31/2029	179,214	0.1
185,000 (1)	Imola Merger Corp., 4.750%, 05/15/2029	181,805	0.1
276,000	L3Harris Technologies, Inc., 5.050%, 06/01/2029	279,263	0.2
9,000	L3Harris Technologies, Inc., 5.250%, 06/01/2031	9,169	0.0
212,000	RTX Corp., 5.750%, 01/15/2029	218,422	0.2

See Accompanying Notes to Financial Statements

Voya Inflation Protected Bond Plus Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2026 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Industrial: (continued)
185,000 (1)	Smyrna Ready Mix Concrete LLC, 6.000%, 11/01/2028	$185,472	0.1
185,000 (1)	Standard Industries, Inc., 4.750%, 01/15/2028	183,808	0.1
185,000 (1)	TransDigm, Inc., 6.375%, 03/01/2029	188,058	0.2
		1,708,407	1.2

	Technology: 1.0%
65,000	Broadcom, Inc., 5.150%, 11/15/2031	66,154	0.1
185,000 (1)	Cloud Software Group, Inc., 6.500%, 03/31/2029	179,639	0.1
361,000	Fiserv, Inc., 5.450%, 03/02/2028	364,664	0.3
200,000 (1)	Foundry JV Holdco LLC, 6.150%, 01/25/2032	209,924	0.1
101,000 (1)	Gartner, Inc., 3.625%, 06/15/2029	95,541	0.1
288,000 (1)	Gartner, Inc., 4.500%, 07/01/2028	282,957	0.2
9,000	Hewlett Packard Enterprise Co., 5.250%, 07/01/2028	9,112	0.0
185,000	International Business Machines Corp., 4.150%, 07/27/2027	184,729	0.1
30,000	NXP BV / NXP Funding LLC / NXP USA, Inc., 2.500%, 05/11/2031	26,908	0.0
		1,419,628	1.0

	Utilities: 1.0%
73,000	CenterPoint Energy Resources Corp., 5.250%, 03/01/2028	73,979	0.1
64,000 (3)	Duke Energy Carolinas LLC, 2.450%, 02/01/2030	59,612	0.0
117,000	Duke Energy Carolinas LLC, 4.950%, 01/15/2033	117,798	0.1
241,000	Duke Energy Corp., 3.150%, 08/15/2027	237,598	0.2
164,000	Duke Energy Florida LLC, 1.750%, 06/15/2030	147,097	0.1
38,000	Duke Energy Ohio, Inc., 3.650%, 02/01/2029	37,262	0.0
60,000	Duke Energy Progress LLC, 5.250%, 03/15/2033	61,221	0.0
37,000	Georgia Power Co., 4.950%, 05/17/2033	37,235	0.0
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Utilities: (continued)
233,000	National Rural Utilities Cooperative Finance Corp., 2.750%, 04/15/2032	$208,477	0.1
75,000	NiSource, Inc., 1.700%, 02/15/2031	65,531	0.1
65,000	NiSource, Inc., 5.200%, 07/01/2029	66,025	0.1
185,000 (1)	NRG Energy, Inc., 3.375%, 02/15/2029	176,545	0.1
68,000 (1)	NRG Energy, Inc., 4.450%, 06/15/2029	67,000	0.1
65,000	Piedmont Natural Gas Co., Inc., 3.500%, 06/01/2029	63,086	0.0
		1,418,466	1.0

	Total Corporate Bonds/ Notes (Cost $24,816,341)	24,966,529	17.3

COLLATERALIZED MORTGAGE OBLIGATIONS: 16.4%
195,053 (1)(2)	BRAVO Residential Funding Trust 2023-NQM3 A1, 4.850%, 09/25/2062	194,580	0.1
389,150 (1)(2)	Chase Home Lending Mortgage Trust 2026-4 A4, 5.500%, 02/25/2057	388,632	0.3
477,908 (1)(2)	Chase Mortgage Finance Corp. 2026-CINV1 A9B, 5.000%, 01/25/2057	466,990	0.3
387,643 (1)(2)	CSMC Trust 2022-NQM5 A1, 5.169%, 05/25/2067	386,758	0.3
252,532 (1)(2)	Ellington Financial Mortgage Trust 2021-3 A1, 1.241%, 09/25/2066	209,994	0.1
500,000 (1)(2)	Fannie Mae Connecticut Avenue Securities 2024-R03 2M2, 5.578%, (SOFR30A + 1.950%), 03/25/2044	504,135	0.3
482,105 (1)(2)	Fannie Mae Connecticut Avenue Securities 2024-R04 1M2, 5.278%, (SOFR30A + 1.650%), 05/25/2044	483,992	0.3
1,000,000 (1)(2)	Fannie Mae Connecticut Avenue Securities 2025-R02 1B1, 5.578%, (SOFR30A + 1.950%), 02/25/2045	1,003,306	0.7
500,000 (1)(2)	Fannie Mae Connecticut Avenue Securities 2026-R02 1M2, 5.128%, (SOFR30A + 1.500%), 02/25/2046	503,053	0.3

See Accompanying Notes to Financial Statements

Voya Inflation Protected Bond Plus Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2026 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
544,705 (2)	Fannie Mae REMIC Trust 2024-103 FM, 5.128%, (SOFR30A + 1.500%), 01/25/2055	$552,220	0.4
792,942 (2)	Fannie Mae REMIC Trust 2024-88 DF, 4.878%, (SOFR30A + 1.250%), 12/25/2054	798,532	0.6
678,845 (2)	Freddie Mac REMIC Trust 5400 FA, 4.378%, (SOFR30A + 0.750%), 04/25/2054	676,439	0.5
4,412,489 (2)	Freddie Mac REMIC Trust 5410 DF, 5.078%, (SOFR30A + 1.450%), 05/25/2054	4,449,326	3.1
1,495,415 (2)	Freddie Mac REMIC Trust 5460 FH, 4.728%, (SOFR30A + 1.100%), 10/25/2054	1,500,764	1.0
1,552,733 (2)	Freddie Mac REMIC Trust 5472 FE, 4.978%, (SOFR30A + 1.350%), 11/25/2054	1,567,279	1.1
821,452 (2)	Freddie Mac REMIC Trust 5473 BF, 4.928%, (SOFR30A + 1.300%), 11/25/2054	828,409	0.6
754,010 (2)	Freddie Mac REMIC Trust 5475 FG, 4.778%, (SOFR30A + 1.150%), 11/25/2054	753,015	0.5
471,457 (2)	Freddie Mac REMIC Trust 5483 FD, 4.928%, (SOFR30A + 1.300%), 12/25/2054	475,305	0.3
682,767 (2)	Freddie Mac REMIC Trust 5570 FA, 5.028%, (SOFR30A + 1.400%), 05/25/2055	691,229	0.5
500,000 (1)(2)	Freddie Mac STACR REMIC Trust 2025-HQA1 M2, 5.278%, (SOFR30A + 1.650%), 02/25/2045	502,413	0.3
362,111 (1)(2)	GCAT Trust 2025-INV3 A5, 6.000%, 08/25/2055	363,457	0.2
611,235 (2)	Ginnie Mae 2025-89 FB, 5.059%, (SOFR30A + 1.450%), 05/20/2055	620,514	0.4
1,222,471 (2)	Ginnie Mae 2025-89 FG, 5.009%, (SOFR30A + 1.400%), 05/20/2055	1,238,813	0.9
390,509 (1)(2)	GS Mortgage-Backed Securities Trust 2026-PJ6 A4, 5.500%, 09/25/2056	389,715	0.3
697,425 (1)(2)	J.P. Morgan Mortgage Trust 2022-INV3 A3B, 3.000%, 09/25/2052	602,216	0.4
Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
107,965 (1)(2)	J.P. Morgan Mortgage Trust 2023-DSC1 A1, 4.625%, 07/25/2063	$104,919	0.1
391,271 (1)(2)	JP Morgan Mortgage Trust 2025-CCM1 A2, 5.500%, 06/25/2055	389,562	0.3
851,752 (1)(2)	Mello Mortgage Capital Acceptance 2022-INV2 A3, 3.000%, 04/25/2052	732,796	0.5
210,281 (1)(2)	OBX Trust 2025-J2 A19, 5.500%, 09/25/2055	208,615	0.1
292,769 (1)(2)	OBX Trust 2026-AHC1 A5, 5.500%, 04/25/2056	293,035	0.2
392,864 (1)(2)	PMT Loan Trust 2026-CNF4 A6, 5.000%, 05/25/2057	388,438	0.3
180,708 (1)(2)	PMT Loan Trust 2026-J1 A19, 5.500%, 01/25/2057	179,241	0.1
58,932 (1)(2)	PRKCM Trust 2022-AFC2 A1, 5.335%, 08/25/2057	58,798	0.0
422,214 (1)(2)	Sequoia Mortgage Trust 2025-12 A19, 5.500%, 12/25/2055	419,051	0.3
221,810 (1)(2)	Sequoia Mortgage Trust 2025-9 A28, 6.000%, 10/25/2055	224,248	0.2
387,023 (1)(2)	Sequoia Mortgage Trust 2026-5 A4, 5.500%, 05/25/2056	386,428	0.3
312,573 (1)(2)	SG Residential Mortgage Trust 2021-1 A1, 1.160%, 07/25/2061	262,256	0.2

	Total Collateralized Mortgage Obligations (Cost $23,859,590)	23,798,473	16.4

U.S. TREASURY OBLIGATIONS: 15.3%
	United States Treasury Bonds: 0.2%
288,100	5.000%, 05/15/2046	290,283	0.2

	United States Treasury Inflation Indexed Bonds: 3.2%
239,963	0.125%, 02/15/2051	127,068	0.1
289,146	0.125%, 02/15/2052	149,855	0.1
243,002	0.250%, 02/15/2050	137,054	0.1
251,744	0.625%, 02/15/2043	183,698	0.1
306,256	0.750%, 02/15/2042	233,894	0.2
373,493	0.750%, 02/15/2045	265,445	0.2
232,597	0.875%, 02/15/2047	163,620	0.1
190,864	1.000%, 02/15/2046	140,236	0.1
139,224	1.000%, 02/15/2049	97,832	0.1
342,081	1.375%, 02/15/2044	279,483	0.2
253,752	1.500%, 02/15/2053	192,975	0.1
246,391	1.750%, 01/15/2028	244,760	0.2
128,808	2.125%, 02/15/2040	124,309	0.1
192,673	2.125%, 02/15/2041	184,113	0.1
264,656	2.125%, 02/15/2054	231,362	0.1
668,447	2.375%, 10/15/2028	675,798	0.5

See Accompanying Notes to Financial Statements

Voya Inflation Protected Bond Plus Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2026 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
U.S. TREASURY OBLIGATIONS: (continued)
	United States Treasury Inflation Indexed Bonds (continued)
264,898	2.375%, 02/15/2055	$243,958	0.2
221,187	2.500%, 01/15/2029	224,056	0.1
103,189	3.375%, 04/15/2032	111,136	0.1
247,489	3.625%, 04/15/2028	253,817	0.2
282,187	3.875%, 04/15/2029	296,424	0.2
		4,560,893	3.2
	United States Treasury Inflation Indexed Notes: 10.4%
653,426	0.125%, 04/15/2027	640,714	0.4
589,456	0.125%, 01/15/2030	553,694	0.4
648,396	0.125%, 07/15/2030	605,981	0.4
668,173	0.125%, 01/15/2031	617,305	0.4
677,298	0.125%, 07/15/2031	621,993	0.4
737,034	0.125%, 01/15/2032	667,443	0.5
524,019	0.250%, 07/15/2029	499,932	0.3
592,825	0.500%, 01/15/2028	577,836	0.4
762,324	0.625%, 07/15/2032	706,227	0.5
515,154	0.750%, 07/15/2028	503,831	0.3
444,331	0.875%, 01/15/2029	432,369	0.3
391,633	1.125%, 10/15/2030	380,388	0.3
745,916	1.125%, 01/15/2033	705,767	0.5
647,276	1.250%, 04/15/2028	636,981	0.4
735,978	1.375%, 07/15/2033	706,186	0.5
656,982	1.625%, 10/15/2027	653,932	0.5
702,857	1.625%, 10/15/2029	698,156	0.5
735,234	1.625%, 04/15/2030	726,507	0.5
773,425	1.750%, 01/15/2034	755,899	0.5
1,220,507	1.875%, 07/15/2034	1,203,288	0.8
1,037,130	1.875%, 07/15/2035	1,014,456	0.7
677,004	2.125%, 04/15/2029	679,095	0.5
527,620	2.125%, 01/15/2035	526,541	0.4
		15,114,521	10.4
	United States Treasury Notes: 1.5%
1,947,800	4.125%, 06/30/2028	1,946,849	1.4
209,000	4.125%, 06/30/2031	208,273	0.1
		2,155,122	1.5

	Total U.S. Treasury Obligations (Cost $22,753,203)	22,120,819	15.3

	Total Long-Term Investments (Cost $138,449,766)	137,817,698	95.2

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 4.9%
	Commercial Paper: 3.5%
1,500,000 (4)	Charles Schwab Corp., 3.870%, 09/08/2026	1,488,936	1.0
2,000,000 (4)	Mondelez International, Inc., 3.930%, 07/01/2026	1,999,784	1.4
Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Commercial Paper (continued)
1,500,000 (4)	Simon Property Group, Inc., 4.060%, 07/24/2026	$1,496,009	1.1
	Total Commercial Paper (Cost $4,984,824)	4,984,729	3.5

	Repurchase Agreements: 0.0%
19,491 (5)	Daiwa Capital Markets America Inc., Repurchase Agreement dated 06/30/2026, 3.640%, due 07/01/2026 (Repurchase Amount $19,493, collateralized by various U.S. Government Securities, 2.125%-4.125%, Market Value plus accrued interest $19,881, due 06/30/27-01/15/35)	19,491	0.0
	Total Repurchase Agreements (Cost $19,491)	19,491	0.0

Shares		Value	Percentage of Net Assets
	Mutual Funds: 1.4%
2,007,000 (6)	Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Institutional Share Class), 3.570% (Cost $2,007,000)	$2,007,000	1.4

	Total Short-Term Investments (Cost $7,011,315)	7,011,220	4.9
	Total Investments in Securities (Cost $145,461,081)	$144,828,918	100.1
	Liabilities in Excess of Other Assets	(74,975)	(0.1)
	Net Assets	$144,753,943	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(2)	Variable rate security. Rate shown is the rate in effect as of June 30, 2026.
(3)	Security, or a portion of the security, is on loan.
(4)	Represents a zero coupon bond. Rate shown reflects the effective yield as of June 30, 2026, if applicable.
(5)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(6)	Rate shown is the 7-day yield as of June 30, 2026.

See Accompanying Notes to Financial Statements

Voya Inflation Protected Bond Plus Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2026 (Unaudited) (continued)

Reference Rate Abbreviations:

SOFR30A	30-day Secured Overnight Financing Rate
TSFR1M	1-month CME Term Secured Overnight Financing Rate
TSFR3M	3-month CME Term Secured Overnight Financing Rate

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2026 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2026
Asset Table
Investments, at fair value
Asset-Backed Securities	$—	$38,988,416	$—	$38,988,416
Commercial Mortgage-Backed Securities	—	27,943,461	—	27,943,461
Corporate Bonds/Notes	—	24,966,529	—	24,966,529
Collateralized Mortgage Obligations	—	23,798,473	—	23,798,473
U.S. Treasury Obligations	—	22,120,819	—	22,120,819
Short-Term Investments	2,007,000	5,004,220	—	7,011,220
Total Investments, at fair value	$2,007,000	$142,821,918	$—	$144,828,918
Other Financial Instruments+
Futures	619	—	—	619
Total Assets	$2,007,619	$142,821,918	$—	$144,829,537
Liabilities Table
Other Financial Instruments+
Futures	$(226,569)	$—	$—	$(226,569)
OTC total return swaps	—	(832,627)	—	(832,627)
Total Liabilities	$(226,569)	$(832,627)	$—	$(1,059,196)

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

At June 30, 2026, the following futures contracts were outstanding for Voya Inflation Protected Bond Plus Portfolio:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Short Contracts:
U.S. Treasury 2-Year Note	(141)	09/30/26	$(29,064,727)	$619
U.S. Treasury 5-Year Note	(211)	09/30/26	(22,586,891)	(78,853)
U.S. Treasury 10-Year Note	(39)	09/21/26	(4,285,734)	(34,818)
U.S. Treasury Long Bond	(29)	09/21/26	(3,291,500)	(81,067)
U.S. Treasury Ultra 10-Year Note	(15)	09/21/26	(1,687,031)	(21,699)
U.S. Treasury Ultra Long Bond	(3)	09/21/26	(348,469)	(10,132)
			$(61,264,352)	$(225,950)

At June 30, 2026, the following OTC total return swaps were outstanding for Voya Inflation Protected Bond Plus Portfolio:

See Accompanying Notes to Financial Statements

Voya Inflation Protected Bond Plus Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2026 (Unaudited) (continued)

Pay/Receive Total Return(1)	Reference Entity	Reference Entity Payment Frequency	(Pay)/ Receive Financing Rate	Floating Rate Payment Frequency	Counterparty	Termination Date	Notional Amount		Fair Value	Upfront Payments Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Receive	Bloomberg U.S Treasury Inflation-Linked Bond Index (Series-L)	At Termination Date	(1-day Secured Overnight Financing Rate + 17 basis points)	At Termination Date	Goldman Sachs International	07/30/26	USD	10,000,000	$(75,780)	$—	$(75,780)
Receive	Bloomberg U.S Treasury Inflation-Linked Bond Index (Series-L)	At Termination Date	(1-day Secured Overnight Financing Rate + 17 basis points)	At Termination Date	Goldman Sachs International	08/07/26	USD	28,100,000	(264,204)	—	(264,204)
Receive	Bloomberg U.S Treasury Inflation-Linked Bond Index (Series-L)	At Termination Date	(1-day Secured Overnight Financing Rate + 17 basis points)	At Termination Date	Goldman Sachs International	08/20/26	USD	19,000,000	(26,370)	—	(26,370)
Receive	Bloomberg U.S Treasury Inflation-Linked Bond Index (Series-L)	At Termination Date	(1-day Secured Overnight Financing Rate + 18 basis points)	At Termination Date	Goldman Sachs International	09/10/26	USD	52,700,000	(321,237)	—	(321,237)
Receive	Bloomberg U.S Treasury Inflation-Linked Bond Index (Series-L)	At Termination Date	(1-day Secured Overnight Financing Rate + 18 basis points)	At Termination Date	Morgan Stanley Bank NA	08/13/26	USD	16,500,000	(145,036)	—	(145,036)
									$(832,627)	$—	$(832,627)

(1)	The Portfolio will pay or receive the total return of the reference entity depending on whether the return is positive or negative. Where the Portfolio has elected to receive the total return of the reference entity if positive, it will be responsible for paying the floating rate and the total return of the reference entity, if negative. If the Portfolio has elected to pay the total return of the reference entity if positive, it will receive the floating rate and the total return of the reference entity, if negative.

Currency Abbreviations:

USD — United States Dollar

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of June 30, 2026 was as follows:

Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Interest rate contracts	Variation margin receivable on futures contracts*	$619
Total Asset Derivatives		$619
Liability Derivatives
Interest rate contracts	Variation margin payable on futures contracts*	$226,569
Interest rate contracts	Unrealized depreciation on OTC swap agreements	832,627
Total Liability Derivatives		$1,059,196

*	The fair value presented above represents the cumulative unrealized appreciation (depreciation) on futures contracts as reported in the tables within the Portfolio of Investments. In the Statement of Assets and Liabilities, only current day’s unsettled variation margin is reported in receivables or payables on futures contracts and the net cumulative unrealized appreciation (depreciation) is included in total distributable earnings (loss).

The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2026 was as follows:

See Accompanying Notes to Financial Statements

Voya Inflation Protected Bond Plus Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2026 (Unaudited) (continued)

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Futures	Swaps	Total
Interest rate contracts	$1,035,648	$(390,121)	$645,527
Total	$1,035,648	$(390,121)	$645,527

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Futures	Swaps	Total
Interest rate contracts	$(196,958)	$(17,599)	$(214,557)
Total	$(196,958)	$(17,599)	$(214,557)

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at June 30, 2026:

	Goldman Sachs International	Morgan Stanley Bank NA	Total
Liabilities:
OTC total return swaps	$687,591	$145,036	$832,627
Total Liabilities	$687,591	$145,036	$832,627
Net OTC derivative instruments by counterparty, at fair value	$(687,591)	$(145,036)	$(832,627)
Total collateral pledged by the Portfolio/(Received from counterparty)	$240,000	$—	$240,000
Net Exposure(1)(2)	$(447,591)	$(145,036)	$(592,627)

(1)	Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Portfolio. Please refer to Note 2 for additional details regarding counterparty credit risk and credit related contingent features.
(2)	At June 30, 2026, the Portfolio had pledged $240,000 in cash collateral to Goldman Sachs International. Excess cash collateral, if any, is not shown for financial reporting purposes.

At June 30, 2026, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for U.S. federal income tax purposes was $146,179,443.
Net unrealized depreciation consisted of:
Gross Unrealized Appreciation	$582,318
Gross Unrealized Depreciation	(2,991,420)
Net Unrealized Depreciation	$(2,409,102)

See Accompanying Notes to Financial Statements

VY® BrandywineGLOBAL - Bond Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2026 (Unaudited)

Principal Amount†		Value	Percentage of Net Assets
U.S. TREASURY OBLIGATIONS: 43.4%
	United States Treasury Bonds: 2.1%
4,910,000	4.750%, 05/15/2055	$4,763,659	2.1

	United States Treasury Floating Rate Notes: 2.9%
4,650,000 (1)	3.875%, 01/31/2028	4,651,243	2.1
1,900,000 (1)	3.879%, 04/30/2028	1,900,059	0.8
		6,551,302	2.9
	United States Treasury Inflation Indexed Bonds: 4.8%
11,200,000	2.375%, 02/15/2056	10,612,230	4.8

	United States Treasury Notes: 33.6%
62,930,000	4.125%, 05/31/2031	62,708,762	28.2
12,030,000	4.250%, 08/15/2035	11,878,215	5.4
		74,586,977	33.6

	Total U.S. Treasury Obligations (Cost $96,966,615)	96,514,168	43.4

U.S. GOVERNMENT AGENCY OBLIGATIONS: 27.0%
	Federal Home Loan Banks: 5.9%
5,070,000	3.625%, 09/04/2026	5,066,882	2.3
8,000,000	4.250%, 09/11/2026	8,004,301	3.6
		13,071,183	5.9
	Government National Mortgage Association: 19.0%
3,477,317	5.500%, 05/20/2055	3,502,387	1.6
2,455,448	5.500%, 06/20/2055	2,470,974	1.1
4,538,174	5.500%, 07/20/2055	4,566,869	2.1
2,123,880	5.500%, 09/20/2055	2,137,310	1.0
3,354,849	6.000%, 10/20/2053	3,450,558	1.5
4,023,280	6.000%, 11/20/2053	4,156,395	1.9
3,110,136	6.000%, 12/20/2053	3,197,919	1.4
1,509,155	6.000%, 04/20/2054	1,550,750	0.7
2,954,637	6.000%, 05/20/2054	3,030,516	1.4
1,772,766	6.000%, 06/20/2054	1,820,570	0.8
3,127,725	6.000%, 07/20/2054	3,212,066	1.4
3,387,136	6.000%, 09/20/2054	3,471,354	1.6
5,428,441	6.000%, 01/20/2056	5,550,213	2.5
		42,117,881	19.0
	Uniform Mortgage-Backed Securities: 2.1%
1,792,895	6.000%, 08/01/2054	1,835,319	0.8
1,935,483	6.000%, 09/01/2054	1,981,282	0.9
930,818	6.000%, 10/01/2054	952,843	0.4
		4,769,444	2.1

	Total U.S. Government Agency Obligations (Cost $59,485,693)	59,958,508	27.0

COLLATERALIZED MORTGAGE OBLIGATIONS: 10.7%
1,460,000 (1)(2)	Connecticut Avenue Securities Trust 2022-R02 2B1, 8.128%, (SOFR30A + 4.500%), 01/25/2042	1,488,886	0.7
Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
923,994 (1)(2)	Fannie Mae Connecticut Avenue Securities 2022-R02 2M2, 6.628%, (SOFR30A + 3.000%), 01/25/2042	$933,802	0.4
1,360,000 (1)(2)	Fannie Mae Connecticut Avenue Securities 2022-R05 2B1, 8.128%, (SOFR30A + 4.500%), 04/25/2042	1,397,198	0.6
600,000 (1)(2)	Fannie Mae Connecticut Avenue Securities 2023-R03 2M2, 7.528%, (SOFR30A + 3.900%), 04/25/2043	626,402	0.3
512,069 (1)	Fannie Mae REMIC Trust 2022-70 FA, 4.488%, (SOFR30A + 0.860%), 10/25/2052	511,310	0.2
869,816 (1)	Freddie Mac REMIC Trust 5614 FA, 4.778%, (SOFR30A + 1.150%), 11/25/2054	870,954	0.4
1,990,000 (1)(2)	Freddie Mac STACR REMIC Trust 2022-DNA5 M1B, 8.128%, (SOFR30A + 4.500%), 06/25/2042	2,058,560	0.9
4,020,000 (1)(2)	Freddie Mac STACR REMIC Trust 2022-DNA6 M1B, 7.328%, (SOFR30A + 3.700%), 09/25/2042	4,148,606	1.9
1,430,000 (1)(2)	Freddie Mac STACR REMIC Trust 2022-DNA6 M2, 9.378%, (SOFR30A + 5.750%), 09/25/2042	1,509,711	0.7
960,000 (1)(2)	Freddie Mac STACR REMIC Trust 2022-HQA2 M2, 9.628%, (SOFR30A + 6.000%), 07/25/2042	1,008,166	0.5
2,160,000 (1)(2)	Freddie Mac STACR REMIC Trust 2023-DNA1 M2, 9.130%, (SOFR30A + 5.500%), 03/25/2043	2,313,112	1.0
980,000 (1)(2)	Freddie Mac STACR REMIC Trust 2026-DNA2 M2, 5.228%, (SOFR30A + 1.600%), 03/25/2046	984,143	0.4
2,586,384 (1)	Ginnie Mae 2025-210 FA, 4.859%, (SOFR30A + 1.250%), 12/20/2055	2,592,742	1.2
1,203,434 (1)(2)	JP Morgan Mortgage Trust Series 2025-NQM4 A1F, 4.828%, (SOFR30A + 1.200%), 03/25/2066	1,204,334	0.5

See Accompanying Notes to Financial Statements

VY® BrandywineGLOBAL - Bond Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2026 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
2,241,423 (1)(2)	PMT Loan Trust 2025-INV11 A36, 4.978%, (SOFR30A + 1.350%), 11/25/2056	$2,244,804	1.0

	Total Collateralized Mortgage Obligations (Cost $23,998,522)	23,892,730	10.7

CORPORATE BONDS/NOTES: 7.4%
	Basic Materials: 0.1%
200,000 (2)	Anglo American Capital PLC, 2.625%, 09/10/2030	183,822	0.1

	Communications: 1.0%
310,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 4.200%, 03/15/2028	306,030	0.1
580,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 6.100%, 06/01/2029	594,288	0.3
1,360,000 (2)	QTS Fayetteville I Dc1-2 LLC / QTS TRS Fayetteville I DC1-2 LLC, 5.700%, 04/15/2036	1,293,573	0.6
		2,193,891	1.0

	Consumer, Cyclical: 0.2%
540,000	Ford Motor Credit Co. LLC, 5.303%, 09/06/2029	538,167	0.2

	Financial: 5.3%
310,000 (1)	American Express Co., 3.550%, 12/31/2199	308,779	0.1
630,000	Ares Capital Corp., 2.875%, 06/15/2028	603,005	0.3
590,000	Ares Capital Corp., 5.800%, 03/08/2032	584,902	0.3
230,000	Ares Capital Corp., 7.000%, 01/15/2027	232,360	0.1
556,000 (1)	Bank of America Corp., MTN, 4.083%, 03/20/2051	440,613	0.2
660,000 (1)	Bank of America Corp., MTN, 4.330%, 03/15/2050	545,255	0.2
1,110,000 (1)	Bank of New York Mellon Corp. I, 3.750%, 12/31/2199	1,102,764	0.5
420,000 (1)	Barclays PLC, 5.674%, 03/12/2028	423,430	0.2
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial: (continued)
580,000 (1)	Barclays PLC, 5.690%, 03/12/2030	$592,146	0.3
700,000	Blue Owl Capital Corp., 2.875%, 06/11/2028	662,880	0.3
520,000 (1)	Citizens Bank NA/ Providence RI, 4.575%, 08/09/2028	520,000	0.2
1,765,000	Golub Capital BDC, Inc., 2.500%, 08/24/2026	1,758,109	0.8
483,000	Prudential Financial, Inc., 3.935%, 12/07/2049	368,430	0.2
727,000	Prudential Financial, Inc., MTN, 4.350%, 02/25/2050	589,009	0.3
2,030,000 (1)	UBS Group AG, 5.125%, 12/31/2199	2,031,482	0.9
900,000 (1)	US Bancorp J, 5.300%, 12/31/2199	900,490	0.4
		11,663,654	5.3

	Industrial: 0.3%
685,000	Boeing Co., 3.200%, 03/01/2029	660,521	0.3

	Technology: 0.5%
600,000	Oracle Corp., 6.700%, 02/04/2056	565,076	0.2
981,000	Salesforce, Inc., 2.900%, 07/15/2051	572,210	0.3
		1,137,286	0.5

	Total Corporate Bonds/Notes (Cost $16,413,312)	16,377,341	7.4

ASSET-BACKED SECURITIES: 6.4%
	Automobile Asset-Backed Securities: 1.9%
1,330,000	Carmax Select Receivables Trust 2025-B A3, 4.120%, 03/15/2030	1,324,655	0.6
2,810,000	Nissan Auto Lease Trust 2024-B A3, 4.920%, 11/15/2027	2,817,619	1.3
		4,142,274	1.9

	Home Equity Asset-Backed Securities: 0.3%
710,000 (1)(2)	JP Morgan Mortgage Trust 2026-ACES1 A2, 5.161%, 04/25/2066	699,343	0.3

	Other Asset-Backed Securities: 4.2%
351,982 (2)	CF Hippolyta Issuer LLC 2022-1A A1, 5.970%, 08/15/2062	353,243	0.2
210,000 (2)	Compass Datacenters Issuer III LLC 2025-1A A3, 5.852%, 02/25/2050	210,558	0.1

See Accompanying Notes to Financial Statements

VY® BrandywineGLOBAL - Bond Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2026 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
	Other Asset-Backed Securities: (continued)
970,000 (2)	Compass Datacenters Issuer III LLC 2026-1A A21, 4.897%, 02/25/2056	$959,321	0.4
530,000 (2)	Compass Datacenters Issuer III LLC 2026-1A A22, 5.289%, 02/25/2056	525,066	0.3
590,000 (2)	Consolidated Communications LLC/ Fidium Fiber Finance Holdco LLC 2025-1A B, 6.506%, 05/20/2055	598,270	0.3
750,000 (2)	Iskandar Enterprise LLC 2026-1A A21, 5.049%, 04/17/2056	746,509	0.3
2,050,000 (2)	MetroNet Infrastructure Issuer LLC 2025-2A A2, 5.400%, 08/20/2055	2,057,865	0.9
985,050 (2)	Wendy’s Funding LLC 2025-1A A2I, 5.422%, 12/15/2055	966,075	0.4
610,000 (2)	Zayo Issuer LLC 2025-1A B, 6.088%, 03/20/2055	612,100	0.3
1,600,000 (2)	Zayo Issuer LLC 2025-2A B, 6.586%, 06/20/2055	1,622,538	0.7
700,000 (2)	Zayo Issuer LLC 2026-1A B, 6.035%, 04/20/2056	701,978	0.3
		9,353,523	4.2

	Total Asset-Backed Securities (Cost $14,305,122)	14,195,140	6.4

COMMERCIAL MORTGAGE-BACKED SECURITIES: 2.7%
810,000 (1)(2)	AREIT 2025-CRE11 A, 5.186%, (TSFR1M + 1.550%), 07/25/2043	813,996	0.3
710,000	BBCMS MORTGAGE TRUST 2017-C1 A4, 3.674%, 02/15/2050	704,450	0.3
670,000	Benchmark Mortgage Trust 2021-B25 A5, 2.577%, 04/15/2054	599,902	0.3
390,000	Benchmark Mortgage Trust 2024-V5 A3, 5.805%, 01/10/2057	398,065	0.2
870,000 (1)(2)	BSPDF Issuer LLC 2026-FL3 A, 5.087%, (TSFR1M + 1.450%), 09/18/2043	873,884	0.4
840,000 (1)(2)	BX Commercial Mortgage Trust 2026-VLT9 A, 5.325%, (TSFR1M + 1.700%), 03/15/2045	840,952	0.4
Principal Amount†		Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
440,000	Cantor Commercial Real Estate Lending 2019-CF2 A5, 2.874%, 11/15/2052	$414,493	0.2
660,000 (1)	CSAIL Commercial Mortgage Trust 2018-CX12 A4, 4.224%, 08/15/2051	651,762	0.3
470,000 (1)(2)	DC Commercial Mortgage Trust 2023-DC C, 7.379%, 09/12/2040	474,656	0.2
352,454	GS Mortgage Securities Trust 2019-GC39 AAB, 3.448%, 05/10/2052	347,662	0.1

	Total Commercial Mortgage-Backed Securities (Cost $6,121,064)	6,119,822	2.7

	Total Long-Term Investments (Cost $217,290,328)	217,057,709	97.6

Shares		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 1.9%
	Mutual Funds: 1.9%
4,124,566 (3)	BlackRock Liquidity Funds, FedFund, Institutional Class, 3.540% (Cost $4,124,566)	$4,124,566	1.9

	Total Short-Term Investments (Cost $4,124,566)	4,124,566	1.9
	Total Investments in Securities (Cost $221,414,894)	$221,182,275	99.5
	Assets in Excess of Other Liabilities	1,109,127	0.5
	Net Assets	$222,291,402	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Variable rate security. Rate shown is the rate in effect as of June 30, 2026.
(2)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(3)	Rate shown is the 7-day yield as of June 30, 2026.

Reference Rate Abbreviations:

SOFR30A	30-day Secured Overnight Financing Rate
TSFR1M	1-month CME Term Secured Overnight Financing Rate
USBMMY3M	U.S. Treasury 3-month Bill Money Market Yield

See Accompanying Notes to Financial Statements

VY® BrandywineGLOBAL - Bond Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2026 (Unaudited) (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2026 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2026
Asset Table
Investments, at fair value
U.S. Treasury Obligations	$—	$96,514,168	$—	$96,514,168
U.S. Government Agency Obligations	—	59,958,508	—	59,958,508
Collateralized Mortgage Obligations	—	23,892,730	—	23,892,730
Corporate Bonds/Notes	—	16,377,341	—	16,377,341
Asset-Backed Securities	—	14,195,140	—	14,195,140
Commercial Mortgage-Backed Securities	—	6,119,822	—	6,119,822
Short-Term Investments	4,124,566	—	—	4,124,566
Total Investments, at fair value	$4,124,566	$217,057,709	$—	$221,182,275

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2026 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Futures
Interest rate contracts	$(184,094)
Total	$(184,094)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Futures
Interest rate contracts	$46,765
Total	$46,765

At June 30, 2026, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for U.S. federal income tax purposes was $221,660,890.
Net unrealized depreciation consisted of:
Gross Unrealized Appreciation	$526,784
Gross Unrealized Depreciation	(1,005,399)
Net Unrealized Depreciation	$(478,615)

See Accompanying Notes to Financial Statements

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Investment Adviser	Custodian
Voya Investments, LLC	The Bank of New York Mellon
7337 East Doubletree Ranch Road, Suite 100	240 Greenwich Street
Scottsdale, Arizona 85258	New York, New York 10286

Distributor	Legal Counsel
Voya Investments Distributor, LLC 7337 East Doubletree Ranch Road, Suite 100 Scottsdale, Arizona 85258	Ropes & Gray LLP Prudential Tower 800 Boylston Street Boston, Massachusetts 02199

Transfer Agent

BNY Mellon Investment Servicing (U.S.) Inc.

103 Bellevue Parkway

Wilmington, Delaware 19809

Before investing, carefully consider the investment objectives, risks, charges and expenses of the variable annuity contract or variable life insurance policy and the underlying variable investment options. This and other information is contained in the prospectus for the variable annuity contract or variable life insurance policy and the underlying variable investment options. Obtain these prospectuses from your agent/registered representative and read them carefully before investing.

VPSAR-VIT3AIS (0626)

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

There were no changes in or disagreements with accountants during the reporting period.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

None during the reporting period.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The Trustees’ Fees and Expenses are included in the financial statements filed under Item 7. Aggregate amount of $3,929.24 was paid during the reporting period.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

None during the reporting period.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 16. Controls and Procedures.

(a)	Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-CSR are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-CSR and the officer certifications of such Form N-CSR.

(b)	There were no significant changes in the registrant’s internal controls that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not Applicable.

Item 19. Exhibits.

(a)(1)	The Code of Ethics is not required for the semi-annual filing.

(a)(2)	Not applicable.

(a)(3)	A separate certification for each principal executive officer and principal financial officer of the registrant is required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

(a)(4)	Not applicable.

(a)(5)	Not applicable.

(b)	The officer certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Voya Variable Insurance Trust

By	/s/ Christian G. Wilson
Christian G. Wilson
Principal Executive Officer

Date: September 8, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Christian G. Wilson
Christian G. Wilson
Principal Executive Officer

Date: September 8, 2026

By	/s/ Todd Modic
Todd Modic
Principal Financial Officer

Date: September 8, 2026